UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09997

Baird Funds, Inc.
(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Charles M. Weber
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders.

Semi-Annual Report - Baird Funds

June 30, 2007

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund
Baird Short-Term Bond Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Intermediate Bond Fund

June 30, 2007

The Baird Intermediate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index.  The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and ten years.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$324,303,641	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.13%	Investor Class:	0.55	%***
Investor Class:	4.99%	Portfolio Turnover Rate:****	24.1%
Average Effective Duration:	3.67 years	Total Number of Holdings:	262
Average Effective Maturity:	4.85 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2007.
***	Includes 0.25% 12b-1 fee.
****	Not annualized.

Baird Intermediate Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended June 30, 2007	One Year	Five Years	Inception(1)
Baird Intermediate Bond Fund – Institutional Class Shares	6.28%	4.51%	5.81%
Baird Intermediate Bond Fund – Investor Class Shares	6.01%	4.23%	5.56%
Lehman Brothers Intermediate Government/Credit Bond Index(2)	5.76%	4.15%	5.45%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2007.
(2)
The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and ten years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.2%
Asset Backed Securities – 5.2%
$441,119	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-1, Class A6,
	6.51%, 08/25/2027	$439,678
855,872	Bayview Financial
	Acquisition Trust,
	Series 2005-B, Class 1A2,
	4.696%, 04/28/2039	849,644
13,643	CitiFinancial Mortgage
	Securities, Inc.,
	Series 2004-1, Class AF2,
	2.645%, 04/25/2034	13,231
11,540	Contimortgage Home
	Equity Trust,
	Series 1999-1, Class A7,
	6.97%, 12/25/2013	11,501
	Countrywide Asset-Backed
	Certificates:
2,215,000	Series 2006-S3, Class A2,
	6.085%, 06/25/2021	2,220,401
2,200,000	Series 2005-12, Class 1A2,
	4.847%, 02/25/2036	2,183,931
375,000	Series 2006-13, Class 1AF3,
	5.944%, 01/25/2037	374,633
75,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	74,918
1,500,000	Credit Based Asset
	Servicing and Securities,
	Series 2005-CB1,
	Class AF4,
	4.6118%, 01/25/2035	1,491,634
	Delta Funding Home
	Equity Loan Trust:
223,652	Series 1997-2, Class A6,
	7.04%, 06/25/2027	222,927
193,125	Series 1999-1, Class A6F,
	6.34%, 12/15/2028	192,761
657,991	Series 1999-2, Class A7F,
	7.03%, 08/15/2030	656,492
150,000	Discover Card
	Master Trust I,
	Series 2003-4, Class A1,
	5.43%, 05/15/2011	150,243
48,634	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	48,478
	GMAC Mortgage
	Corporation Loan Trust:
1,325,463	Series 2004-GH1,
	Class A2,
	4.39%, 12/25/2025	1,314,797
1,383,067	Series 2004-J4, Class A2,
	5.50%, 09/25/2034	1,370,470
	Green Tree Financial
	Corporation:
1,190,767	Series 1998-2, Class A5,
	6.24%, 11/01/2016	1,186,637
1,525,177	Series 1998-3, Class A5,
	6.22%, 03/01/2030	1,514,210
558,949	Series 1998-4, Class A5,
	6.18%, 04/01/2030	551,317
5,213	Series 1999-3, Class A5,
	6.16%, 02/01/2031	5,213

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.2% (cont.)
Asset Backed Securities – 5.2% (cont.)
$126,036	IMC Home Equity
	Loan Trust,
	Series 1998-1, Class A6,
	7.02%, 06/20/2029	$125,697
246,484	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	228,063
1,500,000	Popular Asset Backed
	Mortgage Pass Thru Trust,
	Series 2005-B, Class AF3,
	4.62%, 08/25/2035	1,487,915
23,748	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7,
	Class AI6,
	5.34%, 08/25/2033	23,159
		16,737,950
Financial – 17.9%
	Allfirst Financial, Inc.
	Subordinated Notes:
1,550,000	7.20%, 07/01/2007	1,550,000
875,000	6.875%, 06/01/2009	897,163
	American General Finance
	Corporation Notes:
25,000	4.625%, 09/01/2010	24,335
550,000	4.00%, 03/15/2011	520,365
630,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	660,271
691,000	AmSouth Bank NA
	Subordinated Notes,
	6.45%, 02/01/2008	694,693
500,000	AMVESCAP PLC Notes,
	5.375%, 02/27/2013 f	485,568
1,335,000	Anthem, Inc.,
	6.80%, 08/01/2012	1,397,353
725,000	Banco Santander
	Chile SA,
	7.00%, 07/18/2007 f	725,483
310,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	392,550
400,000	Bank of Oklahoma
	Subordinated Notes,
	7.125%, 08/15/2007	400,675
925,000	Bank of Tokyo-
	Mitsubishi/UFJ NY,
	7.40%, 06/15/2011	986,207
	Bank One Corporation
	Subordinated Notes:
180,000	6.00%, 02/17/2009	181,527
1,043,000	10.00%, 08/15/2010	1,162,344
1,595,000	BankAmerica Institutional,
	8.07%, 12/31/2026
	(Acquired 01/04/2006,
	06/01/2006, 10/11/2006,
	01/24/2007, and 05/07/2007;
	Cost $500,456, $682,331,
	$417,508, $26,010, and
	$52,079, respectively)*	1,659,358
480,000	Bankers Trust Corporation
	Subordinated Notes,
	7.375%, 05/01/2008	485,806
2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027	2,604,075
1,000,000	BOI Capital Funding No. 2,
	5.571%, 02/01/2049
	(Acquired 01/20/2006;
	Cost $1,000,000)* f	948,183

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.2% (cont.)
Financial – 17.9% (cont.)
$300,000	CIT Group Company
	of Canada,
	5.20%, 06/01/2015 f	$278,947
	CIT Group, Inc.:
200,000	5.40%, 01/30/2016	188,617
1,500,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	1,366,083
1,336,000	Comerica Incorporated
	Subordinated Notes,
	7.25%, 08/01/2007	1,337,862
850,000	Compass Bank
	Subordinated Notes,
	8.10%, 08/15/2009	891,846
260,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Acquired 11/29/2005;
	Cost $276,398)*	269,292
1,325,000	Countrywide Financial
	Corporation
	Subordinated Notes,
	6.25%, 05/15/2016	1,301,285
441,352	First National Bank of
	Chicago Pass Thru
	Certificates,
	8.08%, 01/05/2018	490,802
1,100,000	First National Bank of
	Omaha Subordinated
	Notes, 7.32%, 12/01/2010	1,122,366
1,900,000	First Union Capital,
	7.9349%, 01/15/2027	1,975,945
775,000	FMR Corporation Notes,
	4.75%, 03/01/2013
	(Acquired 02/26/2003;
	Cost $777,379)*	745,789
800,000	General Electric Capital
	Corporation Notes,
	6.00%, 06/15/2012	814,268
1,000,000	Genworth Financial
	Inc. Notes,
	5.75%, 06/15/2014	995,635
1,975,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004,
	02/02/2005, 04/26/2006
	and 12/04/2006; Cost
	$794,280, $146,738,
	$282,792 and $720,432,
	respectively)*	1,938,310
500,000	Goldman Sachs
	Group, Inc. Bonds,
	5.15%, 01/15/2014	480,454
1,000,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Acquired 05/16/2006;
	Cost $1,000,000)*	1,024,097
1,195,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001,
	01/26/2005 and
	10/19/2006; Cost
	$497,765, $373,500 and
	$397,317, respectively)*	1,277,051
400,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003;
	Cost $399,088)*	414,341
25,000	HSBC Finance
	Corporation Notes,
	5.00%, 06/30/2015	23,416

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.2% (cont.)
Financial – 17.9% (cont.)
$1,050,000	Istar Financial, Inc.,
	5.95%, 10/15/2013	$1,034,379
500,000	J.P. Morgan Chase
	& Company
	Subordinated Notes,
	6.625%, 03/15/2012	519,863
846,000	Lehman Brothers
	Holdings, Inc. Notes,
	8.50%, 08/01/2015	977,843
1,600,000	Lehman Brothers
	Holdings Senior Notes,
	8.80%, 03/01/2015	1,873,181
600,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	561,337
375,000	Met Life Global
	Funding Senior Notes,
	4.50%, 05/05/2010
	(Acquired 08/04/2005
	and 03/22/2007;
	Cost $123,925 and
	$245,931, respectively)*	365,777
1,000,000	Morgan Stanley
	Dean Witter Debentures,
	10.00%, 06/15/2008	1,040,718
25,000	Morgan Stanley
	Subordinated Notes,
	4.75%, 04/01/2014	23,346
1,530,000	National Australia
	Bank Ltd. Subordinated
	Notes, Series A,
	8.60%, 05/19/2010 f	1,658,792
534,000	National City Bank of
	Kentucky Subordinated
	Notes, 6.30%, 02/15/2011	546,343
1,100,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	1,101,280
760,000	NB Capital Trust IV,
	8.25%, 04/15/2027	790,630
1,000,000	North Fork Capital
	Trust II,
	8.00%, 12/15/2027	1,046,170
800,000	Phoenix Companies,
	6.675%, 02/16/2008	802,984
1,319,000	PNC Funding
	Corporation,
	7.50%, 11/01/2009	1,378,330
1,500,000	Premium Asset
	Senior Notes,
	4.125%, 03/12/2009
	(Acquired 12/20/2006
	and 05/10/2007; Cost
	$935,000 and $480,000,
	respectively)*	1,422,416
25,000	Protective Life
	Corporation Senior Notes,
	4.30%, 06/01/2013	23,459
700,000	Residential Capital
	Corporation,
	6.875%, 06/30/2015	678,941
805,000	SAFECO
	Corporation Notes,
	6.875%, 07/15/2007	805,364
546,000	SAFECO Corporation
	Senior Notes,
	7.25%, 09/01/2012	581,606
550,000	Santander Central
	Hispano Insurances,
	6.375%, 02/15/2011 f	565,215

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.2% (cont.)
Financial – 17.9% (cont.)
	SLM Corporation Notes:
$1,516,000	4.50%, 07/26/2010	$1,401,715
25,000	5.375%, 05/15/2014	21,423
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,016,514
1,046,000	Toll Road Inv. Part II,
	0.00%, 02/15/2011
	(Acquired 09/28/2004;
	Cost $782,046)* ^	854,315
1,320,000	Transamerica Finance
	Corporation Debentures,
	0.00%, 03/01/2010 ^	1,130,638
350,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	369,563
870,000	Union Planters
	Corporation
	Subordinated Notes,
	6.50%, 03/15/2018	875,799
500,000	Washington Mutual Bank
	Subordinated Notes,
	6.875%, 06/15/2011	519,632
	Westdeutsche Landesbank
	Subordinated Notes: f
25,000	6.05%, 01/15/2009	25,213
1,495,000	4.796%, 07/15/2015	1,407,039
		58,132,187
Industrial – 17.8%
450,000	Alcan, Inc. Notes,
	5.00%, 06/01/2015 f	418,611
1,745,000	American Standard Inc.,
	7.375%, 02/01/2008	1,759,246
1,008,000	Ameritech
	Capital Funding,
	6.45%, 01/15/2018	1,020,499
300,000	Bellsouth Corporation,
	4.75%, 11/15/2012	286,706
	Bunge Ltd. Finance
	Corporation Notes:
800,000	5.35%, 04/15/2014	759,965
1,085,000	5.10%, 07/15/2015	1,002,489
375,000	Caesars Entertainment
	Senior Notes,
	7.50%, 09/01/2009	383,438
1,000,000	Clear Channel
	Communications Senior
	Unsubordinated Notes,
	5.50%, 12/15/2016	823,960
125,000	Comcast Cable
	Communication Holdings,
	8.375%, 03/15/2013	139,539
525,000	Comcast Corporation,
	6.50%, 01/15/2017	536,002
50,000	Comcast Corporation
	Senior Subordinated Notes,
	10.625%, 07/15/2012	59,372
50,000	Computer Sciences
	Corporation Notes,
	6.25%, 03/15/2009	50,427
24,815	Continental Airlines, Inc.
	Pass Thru Certificates,
	Series 1998-1,
	6.541%, 03/15/2008	24,784
960,000	Cooper Industries,
	Inc. Notes,
	5.25%, 07/01/2007	960,000
1,281,000	COX
	Communications Inc.,
	7.125%, 10/01/2012	1,353,343
225,000	Daimlerchrysler Co LLC,
	12.375%, 05/01/2020	367,088

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.2% (cont.)
Industrial – 17.8% (cont.)
$1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	$956,765
1,125,000	Deutsche Telekom
	International
	Finance BV,
	8.00%, 06/15/2010 f	1,199,091
300,000	Dollar General
	Corporation,
	8.625%, 06/15/2010	326,126
875,000	Donnelley (R.R.) & Sons
	Co., 6.125%, 01/15/2017	851,938
2,434,000	Ensco International,
	Inc. Notes,
	6.75%, 11/15/2007	2,444,826
500,000	Fiserv, Inc. Notes,
	4.00%, 04/15/2008	494,108
623,000	Ford Capital BV
	Debentures,
	9.50%, 06/01/2010 f	632,345
300,000	Ford Motor
	Company Debentures,
	9.215%, 09/15/2021	273,750
	General Motors Acceptance
	Corporation Notes:
1,025,000	7.75%, 01/19/2010	1,037,641
200,000	6.75%, 12/01/2014	191,531
550,000	General Motors Nova
	Scotia Finance Company,
	6.85%, 10/15/2008 f	547,250
	Halliburton
	Company Notes:
475,000	5.625%, 12/01/2008	475,733
675,000	5.50%, 10/15/2010	674,345
700,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	684,305
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	665,432
975,000	Hutchison Whampoa
	International Limited,
	6.25%, 01/24/2014
	(Acquired 11/19/2003
	and 02/08/2005; Cost
	$749,228
	and $244,602,
	respectively)* f	988,794
1,000,000	Ingersoll-Rand
	Company Debentures,
	6.391%, 11/15/2027 f	1,036,969
1,000,000	International Paper
	Company Notes,
	6.50%, 11/15/2007	1,001,806
1,100,000	Johnson Controls Inc.
	Senior Notes,
	5.50%, 01/15/2016	1,065,102
675,000	Laboratory Corporation
	of America Holdings,
	5.50%, 02/01/2013	650,282
550,000	Lafarge SA Notes,
	6.50%, 07/15/2016 f	562,979
500,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	465,079
400,000	Marathon
	Oil Corporation,
	6.00%, 07/01/2012 f	405,492
1,550,000	Masco Corporation,
	6.125%, 10/03/2016	1,524,648
650,000	New York Telephone
	Company Debentures,
	8.625%, 11/15/2010	700,283
1,748,000	Nextel Communications
	Senior Notes,
	6.875%, 10/31/2013	1,734,941

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.2% (cont.)
Industrial – 17.8% (cont.)
$700,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $696,731)* f	$693,722
600,000	Pearson Dollar Finance
	PLC, 5.70%, 06/01/2014
	(Acquired 09/28/2005;
	Cost $618,138)* f	578,914
1,545,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,495,871
1,500,000	Premcor Refining
	Group Inc. Senior Notes,
	9.50%, 02/01/2013	1,597,148
	Qwest Capital
	Funding, Inc.:
350,000	7.00%, 08/03/2009	350,000
100,000	7.25%, 02/15/2011	99,500
1,000,000	Reed Elsevier
	Capital Notes,
	4.625%, 06/15/2012	953,533
500,000	SBC Communications,
	Inc. Notes,
	5.625%, 06/15/2016	488,665
650,000	Sealed Air Corporation
	Senior Notes,
	5.375%, 04/15/2008
	(Acquired 04/09/2003;
	Cost $646,490)*	646,456
209,369	Southwest Airlines
	Company
	Pass Thru Certificates,
	Series 1996-A1,
	7.67%, 01/02/2014	211,023
500,000	Sprint Nextel
	Corporation,
	6.00%, 12/01/2016	474,328
1,100,000	Sunoco, Inc.
	Senior Notes,
	5.75%, 01/15/2017	1,060,160
	TCI Communications,
	Inc. Debentures:
325,000	7.875%, 08/01/2013	356,126
583,000	8.75%, 08/01/2015	674,181
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,260,075
425,000	5.25%, 10/01/2015	395,193
681,000	Tele-Communications,
	Inc. Debentures,
	9.80%, 02/01/2012	786,046
1,425,000	Telefonica
	Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	1,444,882
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017
	(Acquired 04/04/2007,
	Cost $997,690)*	972,648
250,000	Time Warner
	Companies, Inc.,
	6.875%, 06/15/2018	259,130
1,075,000	Time Warner Companies
	Inc. Debentures,
	9.125%, 01/15/2013	1,234,848
1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f	1,510,500
275,000	Tribune Company,
	5.25%, 08/15/2015	218,050
	Tyco International
	Group S.A.: f
1,425,000	6.375%, 10/15/2011	1,467,979
650,000	6.00%, 11/15/2013	667,443

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.2% (cont.)
Industrial – 17.8% (cont.)
	United AirLines, Inc.
	Pass Thru Certificates:
$576,792	6.201%, 09/01/2008	$582,560
269,959	10.02%, 03/22/2014	146,115
245,275	7.762%, 12/31/2049	226,420
1,000,000	Univision
	Communication, Inc.,
	3.50%, 10/15/2007	990,000
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f	1,487,730
1,050,000	Viacom, Inc.,
	7.70%, 07/30/2010	1,110,274
	Waste Management, Inc.:
1,175,000	6.875%, 05/15/2009	1,201,702
25,000	5.00%, 03/15/2014	23,332
500,000	Willamette Industries,
	Inc. Notes,
	6.60%, 06/05/2012	507,952
		57,709,536
International (U.S. $ Denominated) – 1.6%
275,000	Corp Andina
	De Fomento Notes,
	7.375%, 01/18/2011 f	289,735
	Korea Development
	Bank Notes: f
450,000	4.25%, 11/13/2007	447,254
1,050,000	3.875%, 03/02/2009	1,023,408
350,000	4.625%, 09/16/2010	341,706
1,000,000	5.125%, 02/14/2011	984,933
350,000	National Bank
	of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	409,264
1,700,000	PEMEX Project Funding
	Master Trust,
	9.125%, 10/13/2010 f	1,870,000
		5,366,300
Mortgage Backed Securities – 18.2%
	Bank of America
	Alternative Loan Trust:
394,360	Series 2003-11, Class 4A1,
	4.75%, 01/25/2019	374,888
1,607,196	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	1,598,243
1,508,674	Series 2004-11, Class 4A1,
	5.50%, 12/25/2019	1,479,444
1,627,311	Series 2006-3, Class 6A1,
	6.00%, 04/25/2036	1,634,113
1,117,861	Bank of America
	Funding Corporation,
	Series 2003-3, Class 1A41,
	5.50%, 10/25/2033	1,089,398
	Citicorp Mortgage
	Securities, Inc.:
1,467,531	Series 2004-5, Class 1A25,
	5.50%, 10/25/2014	1,455,849
1,482,386	Series 2004-4, Class A5,
	5.50%, 06/25/2034	1,450,713
	Countrywide Alternative
	Loan Trust:
515,960	Series 2005-5R, Class A2,
	4.75%, 12/25/2018	507,736
1,620,952	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	1,597,084
2,847,075	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021	2,810,658
46,490	Series 2004-18CB,
	5.125%, 09/25/2034	46,273

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.2% (cont.)
Mortgage Backed Securities – 18.2% (cont.)
$50,000	Series 2005-10CB,
	Class 1A6,
	5.50%, 05/25/2035	$48,999
1,876,914	Countrywide Home
	Loans, Inc.,
	Series 2003-18, Class A3,
	5.25%, 07/25/2033	1,858,991
4,015,251	CS First Boston Mortgage
	Securities Corp.,
	Series 1998-C2, Class A2,
	6.30%, 11/15/2030	4,046,794
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC) Pass Through
	Certificates:
1,984,566	6.00%, 06/01/2021	1,993,454
60,744	6.00%, 07/01/2028	60,645
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
1,641,296	Series 3033, Class LU,
	5.50%, 03/15/2013	1,638,922
1,309,977	Series 2695, Class UA,
	5.50%, 09/15/2014	1,303,559
620,131	Series R001, Class AE,
	4.375%, 04/15/2015	602,392
2,070,302	Series R003, Class VA,
	5.50%, 08/15/2016	2,058,595
2,492,618	Series 3122, Class VA,
	6.00%, 01/15/2017	2,506,277
1,950,159	Series R010, Class VA,
	5.50%, 04/15/2017	1,937,177
640,569	Series R009, Class AJ,
	5.75%, 12/15/2018	635,452
55,644	Series 1395, Class G,
	6.00%, 10/15/2022	55,547
639,363	Series 2970, Class DA,
	5.50%, 01/15/2023	636,303
	Federal National
	Mortgage Association
	(FNMA):
1,336,843	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	1,328,271
1,500,000	Series 2003-24, Class PC,
	5.00%, 11/25/2015	1,483,295
1,330,320	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	1,330,420
50,000	Series 2003-35, Class TD,
	5.00%, 12/25/2016	49,461
223,785	Series 1991-137, Class H,
	7.00%, 10/25/2021	230,979
188,558	Series 1992-136, Class PK,
	6.00%, 08/25/2022	189,392
96,269	Series 1993-32, Class H,
	6.00%, 03/25/2023	95,447
593,831	Series 2002-95, Class MD,
	5.00%, 07/25/2026	591,111
294,471	Series 2002-77, Class QP,
	5.00%, 09/25/2026	293,089
2,925,944	Series 2004-W6,
	Class 1A6,
	5.50%, 07/25/2034	2,891,197
	Government National
	Mortgage Association
	(GNMA):
308,032	Series 2003-12,
	Class ON,
	4.00%, 02/16/2028	306,701
495,035	Series 1999-4, Class ZB,
	6.00%, 02/20/2029	496,128

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.2% (cont.)
Mortgage Backed Securities – 18.2% (cont.)
	J.P. Morgan Alternative
	Loan Trust:
$1,610,777	Series 2006-A1,
	Class 2A1,
	5.797%, 03/25/2036	$1,609,040
3,000,000	Series 2006-S2,
	Class A2,
	5.81%, 05/25/2036	2,989,104
934,415	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1,
	5.00%, 08/25/2021	917,533
606,989	Master Alternative
	Loans Trust,
	Series 2004-3, Class 1A1,
	5.00%, 03/25/2019	584,038
547,937	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class A2,
	4.00%, 06/25/2033	524,984
	Washington Mutual:
3,556,829	Series 2004-CB3, Class 3A,
	5.50%, 10/25/2019	3,535,516
814,751	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	809,807
	Washington Mutual, Inc.
	Pass-Thru Certificates:
2,641,450	Series 2004-CB1, Class
	5A, 5.00%, 06/25/2019	2,539,094
1,506,454	Series 2004-CB3, Class
	4A, 6.00%, 10/25/2019	1,506,970
1,176,976	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	1,186,014
		58,915,097
Taxable Municipal Bonds – 0.4%
	Tobacco Settlement
	Financing Corporation:
185,000	5.92%, 06/01/2012	184,519
1,025,864	6.36%, 05/15/2025	1,024,910
		1,209,429
Utilities – 9.2%
1,715,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	1,772,264
50,000	Commonwealth Edison,
	5.95%, 08/15/2016	48,949
1,000,000	Dominion Resources
	Inc., Series C,
	5.15%, 07/15/2015	949,808
1,400,000	Duke Capital LLC Notes,
	5.668%, 08/15/2014	1,350,377
600,000	Energy Transfer Partners,
	5.65%, 08/01/2012	593,008
300,000	Exelon Corporation
	Senior Notes,
	6.75%, 05/01/2011	309,096
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	2,304,192
391,379	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $403,331)*	376,695
300,000	Korea Electric Power
	Corporation,
	6.75%, 08/01/2027 f	328,517
	MidAmerican Energy
	Holdings Company
	Senior Notes:
800,000	4.625%, 10/01/2007	798,053
1,500,000	7.52%, 09/15/2008	1,532,821

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.2% (cont.)
Utilities – 9.2% (cont.)
$1,400,000	National Grid PLC Senior
	Unsecured Notes,
	6.30%, 08/01/2016 f	$1,425,549
25,000	National Rural Utilities,
	4.375%, 10/01/2010	24,188
100,000	Nisource Finance
	Corporation,
	7.875%, 11/15/2010	106,478
1,500,000	ONEOK, Inc.
	Senior Notes,
	7.125%, 04/15/2011	1,565,347
400,000	ONEOK Partners
	LP Notes,
	5.90%, 04/01/2012	401,923
1,417,000	Panhandle Eastern
	Pipeline Senior Notes,
	4.80%, 08/15/2008	1,404,271
1,990,000	Pepco Holdings, Inc.,
	5.50%, 08/15/2007	1,990,796
1,475,000	PPL Energy Supply, LLC
	Bonds, Series A
	5.70%, 10/15/2015	1,424,412
388,000	PPL Energy Supply, LLC
	Senior Notes,
	6.40%, 11/01/2011	394,085
900,000	Progress Energy, Inc.
	Senior Notes,
	6.85%, 04/15/2012	943,420
175,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	185,354
	PSE&G Power LLC:
275,000	7.75%, 04/15/2011	293,594
425,000	5.00%, 04/01/2014	402,023
828,723	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	988,534
3,500,000	System Energy Resources
	1st Mortgage,
	4.875%, 10/01/2007	3,493,819
800,000	Transcontinental Gas Pipe
	Line Corporation
	Senior Notes,
	8.875%, 07/15/2012	896,000
313,586	Tristate Gen & Trans Assn,
	Series 2003, 6.04%,
	01/31/2018 (Acquired
	10/14/2003; Cost $313,586)*	309,805
	Vectren Utility Holdings:
900,000	6.625%, 12/01/2011	925,628
525,000	5.25%, 08/01/2013	501,713
900,000	Verizon Communications
	Debentures,
	6.84%, 04/15/2018	945,761
25,000	Verizon Communications
	Senior Unsecured Notes,
	5.55%, 02/15/2016	24,357
600,000	Williams Companies,
	Inc. Notes,
	8.125%, 03/15/2012	636,750
325,000	Yosemite Securities Trust I,
	8.25%, 11/15/2004
	(Acquired 04/26/2001;
	Cost $340,415)* f	269,750
		29,917,337

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.2% (cont.)
U.S. Government Agency Issues – 11.9%
	Federal National Mortgage
	Association (FNMA):
$3,085,000	7.25%, 01/15/2010	$3,233,370
34,525,000	6.00%, 05/15/2011	35,433,525
		38,666,895
U.S. Treasury Obligations – 12.0%
	U.S. Treasury Bonds,
29,150,000	9.125%, 05/15/2018	38,792,266
	Total Long-Term
	Investments
	(Cost $309,527,685)	305,446,997

COLLATERAL POOL INVESTMENT
FOR SECURITIES ON LOAN – 26.3%
(Cost $85,409,679)
(Please Refer to Note 6)		85,409,679

SHORT-TERM INVESTMENTS – 5.4%
Money Market Funds – 5.4%
12,468,548	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	12,468,548
4,979,405	AIM STIT-STIC
	Prime Portfolio	4,979,405
	Total Short-Term
	Investments
	(Cost $17,447,953)	17,447,953
	Total Investments
	(Cost $412,385,317) –
	125.9%	408,304,629
	Liabilities in Excess of
	Other Assets – (25.9)%	(84,000,988)
	TOTAL NET
	ASSETS – 100.0%	$324,303,641

^	Non-Income Producing
*	Restricted Security Deemed Liquid
f	Foreign Security

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

June 30, 2007

The Baird Aggregate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index.  The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$507,158,635	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.50%	Investor Class:	0.55	%***
Investor Class:	5.25%	Portfolio Turnover Rate:****	21.5%
Average Effective Duration:	4.70 years	Total Number of Holdings:	314
Average Effective Maturity:	7.27 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2007.
***	Includes 0.25% 12b-1 fee.
****	Not annualized.

Baird Aggregate Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended June 30, 2007	One Year	Five Years	Inception(1)
Baird Aggregate Bond Fund – Institutional Class Shares	6.69%	5.32%	6.51%
Baird Aggregate Bond Fund – Investor Class Shares	6.39%	5.12%	6.28%
Lehman Brothers Aggregate Bond Index(2)	6.12%	4.48%	5.77%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2007.
(2)
The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1%
Asset Backed Securities – 10.1%
$7,700,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	5.36%, 02/15/2013	$7,700,548
2,000,000	Bayview Financial
	Acquisition Trust,
	Series 2006-A, Class 1A2,
	5.483%, 02/28/2041	1,986,978
50,839	Citifinancial Mortgage
	Securities, Inc.,
	Series 2003-2, Class AF3,
	3.0429%, 05/25/2033	50,477
	Contimortgage Home
	Equity Trust:
15,613	Series 1999-1, Class A7,
	6.97%, 12/25/2013	15,560
4,600	Series 1997-2, Class A9,
	7.09%, 04/15/2028	4,591
48,753	Series 1999-3, Class A8,
	5.8843%, 05/25/2029	48,765
	Countrywide Asset-Backed
	Certificates:
4,100,000	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	4,087,642
2,000,000	Series 2005-17, Class 1AF2,
	5.363%, 03/25/2030	1,989,264
95,203	Series 2004-12, Class AF3,
	4.022%, 12/25/2030	94,880
1,500,000	Series 2004-15, Class AF6,
	4.613%, 04/25/2035	1,422,513
3,300,000	Series 2005-1, Class AF6,
	5.03%, 07/25/2035	3,230,653
1,243,565	Series 2005-10, Class AF2,
	4.493%, 02/25/2036	1,237,626
3,000,000	Series 2005-10, Class AF6,
	4.915%, 02/25/2036	2,845,323
2,000,000	Series 2005-17, Class 1AF,
	5.564%, 05/25/2036	1,947,600
3,000,000	Series 2007-S1, Class A6,
	5.693%, 11/25/2036	2,898,818
	Credit Based Asset
	Servicing and Securities:
1,000,000	Series 2005-CB1, Class
	AF4, 4.615%, 01/25/2035	994,423
2,000,000	Series 2005-CB8, Class
	AF2, 5.303%, 12/25/2035	1,957,349
397,652	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	396,377
	GE Capital Mortgage
	Services, Inc.:
7,217	Series 1997-HE4, Class
	A7, 6.735%, 12/25/2028	7,193
88,239	Series 1999-HE1, Class
	A7, 6.265%, 04/25/2029	87,949
523,209	GMAC Mortgage
	Corporation Loan Trust,
	Series 2004-GH1, Class
	A2, 4.39%, 12/25/2025	518,999
	Green Tree Financial
	Corporation:
1,269,145	Series 1993-3, Class A7,
	6.40%, 10/15/2018	1,279,057
180,201	Series 1993-4, Class A5,
	7.05%, 01/15/2019	181,709
313	Series 1995-4, Class A5,
	6.95%, 06/15/2025	313
1,030,967	Series 1998-2, Class A5,
	6.24%, 11/01/2016	1,027,391
185,249	Series 1997-6, Class A8,
	7.07%, 01/15/2029	189,166

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1% (cont.)
Asset Backed Securities – 10.1% (cont.)
$2,134,691	Series 1998-3, Class A5,
	6.22%, 03/01/2030	$2,119,342
1,259,032	Series 1998-4, Class A5,
	6.18%, 04/01/2030	1,241,841
1,997,968	GSAA Home Equity Trust,
	Series 2005-1, Class AF2,
	4.316%, 11/25/2034	1,948,092
415,857	IMC Home Equity Loan
	Trust, Series 1997-5, Class
	A10, 6.88%, 11/20/2028	414,796
103,491	Impac CMB Trust,
	Series 2004-4, Class 2A2,
	5.249%, 09/25/2034	101,877
123,242	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	114,032
	RAAC Series:
190,842	Series 2004-SP1, Class
	AI2, 4.38%, 01/25/2022	188,990
1,200,000	Series 2004-SP1, Class
	AI4, 5.285%, 08/25/2027	1,167,544
3,000,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-1, Class AF3,
	5.612%, 04/25/2037	2,966,340
	Residential Asset
	Mortgage Products, Inc.:
1,548,397	Series 2003-RS7, Class
	AI6, 5.34%, 08/25/2033	1,509,949
1,000,000	Series 2005-RS1, Class
	AI6, 4.713%, 01/25/2035	950,179
	Residential Asset
	Securities Corporation:
219,836	Series 2003-KS5, Class
	AI6, 3.62%, 07/25/2033	205,549
299,801	Series 2004-KS2, Class
	AI6, 4.30%, 03/25/2034	283,161
1,600,000	Stingray Pass Thru
	Certificates, Series 2005,
	5.902%, 01/12/2015
	(Acquired 09/01/2006,
	Cost $274,210)*	1,531,168
	Structured Asset
	Securities Corporation:
471,991	Series 2004-11XS, Class
	1A3A, 4.76%, 06/25/2034	469,278
38,527	Series 2004-16XS, Class
	A2, 4.91%, 08/25/2034	38,384
		51,451,686
Financial – 10.6%
600,000	American General Finance
	Corporation Senior Notes,
	8.45%, 10/15/2009	638,213
200,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	209,610
275,000	AMVESCAP PLC Notes,
	5.375%, 02/27/2013 f	267,063
300,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	267,866
1,015,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	1,285,283
400,000	Bank of Oklahoma
	Subordinated Notes,
	7.125%, 08/15/2007	400,675
1,435,000	Bank of Tokyo-
	Mitsubishi/UFJ NY,
	7.40%, 06/15/2011	1,529,954

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1% (cont.)
Financial – 10.6% (cont.)
$929,000	Bank One Corporation
	Subordinated Notes,
	10.00%, 08/15/2010	$1,035,300
330,000	Bankers Trust
	Corporation
	Subordinated Notes,
	7.25%, 10/15/2011	349,969
2,175,000	Banponce Trust I,
	8.327%, 02/01/2027
	(Callable 09/21/2007)	2,265,545
2,000,000	Capmark Financial Group,
	Inc., 6.30%, 05/10/2017
	(Acquired 05/03/2007;
	Cost $1,996,780)*	1,968,106
325,000	CIT Group Company
	of Canada,
	5.20%, 06/01/2015 f	302,192
	CIT Group, Inc.:
500,000	5.40%, 01/30/2016	471,544
1,070,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	974,473
1,181,000	Compass Bank
	Subordinated Notes,
	8.10%, 08/15/2009	1,239,141
875,000	Countrywide Financial
	Corporation
	Subordinated Notes,
	6.25%, 05/15/2016	859,339
1,000,000	Credit Agricole S A,
	6.637%, 05/29/2049
	(Acquired 05/23/2007;
	Cost $1,000,000)* f	972,067
1,135,000	First Empire Capital Trust
	I, 8.234%, 02/01/2027	1,183,054
625,000	First Empire Capital Trust
	II, 8.277%, 06/01/2027	651,792
639,961	First National Bank
	of Chicago Pass
	Thru Certificates,
	8.08%, 01/05/2018	711,662
2,875,000	First National Bank of
	Omaha Subordinated
	Notes, 7.32%, 12/01/2010	2,933,457
1,748,000	First Union Capital,
	7.935%, 01/15/2027
	(Callable 09/21/2007)	1,817,869
2,718,000	First Union Institutional
	Capital I, 8.04%,
	12/01/2026 (Callable
	09/07/2007)	2,829,870
545,000	First Union Institutional
	Capital II, 7.85%,
	01/01/2027 (Callable
	09/07/2007)	566,893
675,000	FMR Corporation Notes,
	4.75%, 03/01/2013
	(Acquired 02/26/2003
	and 03/15/2007; Cost
	$250,768 and $415,463,
	respectively)*	649,558
1,575,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004,
	02/02/2005, 10/31/2005
	and 12/04/2006; Cost
	$496,425, $122,281,
	$231,168 and $695,590,
	respectively)*	1,545,741
850,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	810,659

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1% (cont.)
Financial – 10.6% (cont.)
$1,000,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Acquired 05/16/2006;
	Cost $1,000,000)*	$1,024,097
500,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001
	and 01/26/2005; Cost
	$150,908 and $345,000,
	respectively)*	534,331
275,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003;
	Cost $274,373)*	284,860
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026
	(Callable 09/07/07)
	(Acquired 03/08/2007;
	Cost $415,969)*	415,616
900,000	J.P. Morgan Chase &
	Company Notes,
	5.875%, 03/15/2035	821,329
1,150,000	Jefferies Group Inc.,
	6.25%, 01/15/2036	1,077,603
565,000	Liberty Mutual
	Insurance Notes,
	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $361,510)*	549,695
1,000,000	Lincoln National
	Corporation, 6.05%,
	04/20/2067 (Callable
	04/20/2017)	954,784
300,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	280,668
475,000	Morgan Stanley
	Subordinated Notes,
	4.75%, 04/01/2014	443,574
1,346,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	1,347,567
1,757,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 09/07/2007)	1,827,811
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027
	(Callable 12/15/2007)	2,615,425
600,000	Phoenix Companies,
	6.675%, 02/16/2008	602,238
1,000,000	Premium Asset Senior
	Notes, 4.125%, 03/12/2009
	(Acquired 12/20/2006;
	Cost $935,000)*	948,277
1,000,000	Republic New York
	Capital I, 7.75%,
	11/15/2026 (Callable
	09/07/2007)	1,036,600
700,000	Republic New York
	Corporation Debentures,
	9.125%, 05/15/2021	887,606
1,775,000	Residential Capital
	Corporation,
	6.875%, 06/30/2015	1,721,599
500,000	SLM Corporation Notes,
	5.625%, 08/01/2033	389,872
1,000,000	St. Paul Travelers,
	6.75%, 06/20/2036	1,033,749

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1% (cont.)
Financial – 10.6% (cont.)
$500,000	State Street Institutional
	Cap B, 8.035%,
	03/15/2027 (Acquired
	09/06/2006; Cost
	$524,155)*	$520,695
2,000,000	Suntrust Capital II,
	7.90%, 06/15/2027
	(Called 07/06/2007)	2,081,640
1,000,000	Symetra Financial
	Corporation Senior Notes,
	6.125%, 04/01/2016
	(Acquired 03/23/2006;
	Cost $995,570)*	988,918
225,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	237,576
1,534,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015	1,443,744
750,000	Willis Group NA,
	5.625%, 07/15/2015	698,342
		53,505,111
Industrial – 10.8%
500,000	Alcan, Inc.,
	5.75%, 06/01/2035 f	443,199
	Ameritech Capital
	Funding Debentures:
1,450,752	9.10%, 06/01/2016	1,626,531
1,000,000	6.45%, 01/15/2018	1,012,400
1,000,000	Anadarko Petroleum
	Corporation,
	6.45%, 09/15/2036	961,827
	AOL Time Warner, Inc.:
1,100,000	7.625%, 04/15/2031	1,178,508
175,000	7.70%, 05/01/2032	189,236
875,000	AT&T Wireless Services,
	Inc. Senior Notes,
	8.75%, 03/01/2031	1,090,793
450,000	British Telecom PLC,
	8.625%, 12/15/2030 f	588,953
600,000	Bunge Ltd. Finance
	Corporation Notes,
	5.35%, 04/15/2014	569,974
275,000	Caesars Entertainment
	Senior Notes,
	7.50%, 09/01/2009	281,188
800,000	Clear Channel
	Communications Senior
	Unsubordinated Notes,
	5.50%, 12/15/2016	659,168
825,000	Comcast Corporation
	Senior Subordinated
	Notes, 10.625%,
	07/15/2012	979,633
580,000	ConAgra Foods, Inc.
	Senior Unsecured Notes,
	5.819%, 06/15/2017	564,591
120,000	ConAgra Foods, Inc.
	Subordinated Notes,
	9.75%, 03/01/2021	150,777
	Continental Airlines, Inc.
	Pass Thru Certificates:
9,340	Series 1997-4,
	6.80%, 07/02/2007	9,339
19,387	Series 1998-1,
	6.541%, 09/15/2009	19,363
124,034	Series 2000-2,
	8.312%, 10/02/2012	127,134
423,062	Series 1997-4,
	6.90%, 01/02/2018	431,523
1,775,000	COX Communications
	Inc., 7.125%, 10/01/2012	1,875,241

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1% (cont.)
Industrial – 10.8% (cont.)
$2,000,000	CVS Caremark Corp.,
	5.75%, 06/01/2017	$1,929,644
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	956,765
441,000	DaimlerChrysler Co LLC,
	12.375%, 05/01/2020	719,493
250,000	Deutsche Telekom
	International Finance BV,
	8.25%, 06/15/2030 f	299,641
1,500,000	Donnelley (R.R.) & Sons
	Co., 6.125%, 01/15/2017	1,460,466
142,574	FedEx Corporation
	Pass Thru Certificates,
	6.845%, 01/15/2019	150,326
475,000	Ford Capital BV
	Debentures, 9.50%,
	06/01/2010 f	482,125
403,000	Ford Motor Company
	Debentures, 9.215%,
	09/15/2021	367,737
	General Motors Acceptance
	Corporation Notes:
100,000	7.25%, 03/02/2011	99,672
150,000	6.75%, 12/01/2014	143,648
650,000	Health Management
	Association,
	6.125%, 04/15/2016	611,662
625,000	Hutchison Whampoa
	International Limited,
	6.25%, 01/24/2014
	(Acquired 06/02/2004
	and 02/08/2005; Cost
	$333,834 and $298,958,
	respectively)* f	633,842
850,000	Johnson Controls Inc.,
	Senior Notes,
	6.00%, 01/15/2036	800,372
1,000,000	Jones Intercable, Inc.,
	7.625%, 04/15/2008	1,014,678
650,000	Knight-Ridder, Inc.,
	5.75%, 09/01/2017	556,202
400,000	Laboratory Corporation
	of America,
	5.625%, 12/15/2015	385,547
900,000	Lafarge SA Notes,
	7.125%, 07/15/2036	944,706
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	983,644
1,500,000	Nextel Communications,
	7.375%, 08/01/2015	1,499,356
320,000	Pactiv Corporation,
	7.95%, 12/15/2025	342,603
400,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $398,132)* f	396,412
745,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	721,310
2,000,000	Premcor Refining Group
	Inc. Senior Notes,
	9.50%, 02/01/2013	2,129,530
2,000,000	Premcor Refining Group,
	7.50%, 06/15/2015	2,062,046
	Qwest Capital
	Funding, Inc.:
300,000	7.00%, 08/03/2009	300,000
200,000	7.25%, 02/15/2011	199,000

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1% (cont.)
Industrial – 10.8% (cont.)
$3,000,000	Sealed Air Corporation
	Senior Notes, 5.375%,
	04/15/2008 (Acquired
	04/09/2003, 06/04/2007
	and 06/06/2007; Cost
	$248,650, $2,494,950
	and $249,488,
	respectively)*	$2,983,644
358,000	Sprint Capital
	Corporation,
	8.75%, 03/15/2032	402,081
957,083	System Energy Resources,
	5.129%, 01/15/2014	925,901
680,000	TCI Communications,
	Inc. Debentures,
	7.875%, 08/01/2013	745,124
2,100,000	Telecom Italia Capital,
	7.20%, 07/18/2036 f	2,158,932
2,000,000	Telefonica Emisiones SA,
	6.221%, 07/03/2017 f	1,994,992
1,000,000	Teva Pharmaceutical
	Finance LLC,
	5.55%, 02/01/2016	958,186
1,000,000	Time Warner Cable, Inc.,
	6.55%, 05/01/2037
	(Acquired 04/04/2007;
	Cost $993,560)*	966,507
	Tyco International
	Group S.A.: f
1,468,000	6.125%, 01/15/2009	1,486,657
875,000	6.375%, 10/15/2011	901,391
300,000	6.00%, 11/15/2013	308,051
	United AirLines, Inc.
	Pass Thru Certificates:
634,471	6.201%, 09/01/2008	640,816
269,803	7.762%, 12/31/2049	249,062
1,487,000	Univision
	Communication, Inc.,
	3.50%, 10/15/2007	1,472,130
479,154	U.S. Airways Pass Thru
	Certificate, Series 1998-1,
	6.85%, 01/30/2018	497,122
	Vale Overseas Limited: f
350,000	8.25%, 01/17/2034	409,395
1,400,000	6.875%, 11/21/2036	1,407,260
675,000	Viacom, Inc.,
	7.70%, 07/30/2010	713,748
1,875,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	1,744,294
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	874,149
		54,789,247
International
(U.S. $ Denominated) – 0.7%
	Corp Andina
	De Fomento Notes: f
50,000	7.375%, 01/18/2011	52,679
340,000	5.75%, 01/12/2017	333,777
	Korea Electric
	Power Corporation: f
100,000	7.75%, 04/01/2013	109,748
2,165,000	6.70%, 08/01/2027	2,370,796
510,000	National Bank of
	Hungary Yankee
	Debentures,
	8.875%, 11/01/2013 f	596,357
301,000	United Mexican
	States Notes,
	6.75%, 09/27/2034 f	321,016
		3,784,373

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1% (cont.)
Mortgage Backed Securities – 37.7%
	Bank of America
	Alternative Loan Trust:
$645,024	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	$634,037
910,060	Series 2003-11, Class 4A1,
	4.75%, 01/25/2019	865,126
685,592	Series 2004-6, Class 4A1,
	5.00%, 07/25/2019	671,962
705,141	Series 2004-11, Class 4A1,
	5.50%, 12/25/2019	691,479
1,145,976	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	1,138,128
4,903,962	Series 2007-1, Class 1A1,
	6.103%, 04/25/2022	4,910,112
2,000,034	Series 2003-11, Class 2A1,
	6.00%, 01/25/2034	1,989,558
1,162,135	Series 2005-2, Class 1CB2,
	5.50%, 03/25/2035	1,147,399
1,417,085	Series 2005-9, Class 1CB3,
	5.50%, 10/25/2035	1,400,336
848,594	Series 2005-11, Class
	1CB4, 5.50%, 12/25/2035	838,515
2,717,250	Series 2006-5, Class CB7,
	6.00%, 06/25/2036	2,713,224
	Chase Mortgage
	Finance Corporation:
1,113,689	Series 2003-S13, Class
	A11, 5.50%, 11/25/2033	1,106,009
2,000,000	Series 2006-A1, Class 2A3,
	6.00%, 09/25/2036	1,995,112
771,819	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-3, Class A2,
	5.25%, 05/25/2034	759,001
1,957,974	Citigroup Mortgage
	Loan Trust, Inc.,
	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035	1,945,336
	Countrywide Alternative
	Loan Trust:
1,841,991	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	1,814,869
4,412,912	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021	4,356,467
2,027,300	Series 2006-J5, Class 3A1,
	6.116%, 07/25/2021	2,037,990
2,764,422	Series 2006-43CB, Class
	2A1, 6.00%, 02/25/2022	2,768,072
1,500,000	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	1,469,979
919,025	Countrywide Home
	Loans, Inc., Series
	2003-39, Class A5,
	5.00%, 05/25/2012	908,077
1,573,639	CS First Boston
	Mortgage Securities Corp.,
	Series 2004-4, Class 2A5,
	5.50%, 06/25/2015	1,558,690
2,420,545	Deutsche Securities Inc.
	Mortgage, Series
	2006-AR5, Class 21A,
	6.00%, 10/25/2021	2,431,711
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC):
1,903,299	6.00%, 06/01/2020	1,914,161
966,237	5.00%, 06/01/2023	924,683
2,024,996	6.50%, 06/01/2029	2,068,640
2,757,478	5.50%, 01/01/2036	2,665,738
5,612,868	6.00%, 12/01/2036	5,565,207
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1% (cont.)
Mortgage Backed Securities – 37.7% (cont.)
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
$260,543	6.50%, 07/01/2014	$266,493
863,591	5.50%, 11/01/2022	844,489
750,570	5.50%, 07/01/2023	734,018
1,168,428	Series 3124, Class VP,
	6.00%, 06/15/2014	1,179,289
527,630	Series 2695, Class UA,
	5.50%, 09/15/2014	525,045
2,052,259	Series R007, Class AC,
	5.875%, 05/15/2016	2,050,164
2,378,645	Series R003, Class VA,
	5.50%, 08/15/2016	2,365,194
2,560,632	Series 3097, Class MC,
	6.00%, 11/15/2016	2,577,736
785,605	Series 2391, Class QR,
	5.50%, 12/15/2016	783,240
14,277	Series 2533, Class PC,
	5.00%, 10/15/2017	14,252
4,452,182	Series R009, Class AJ,
	5.75%, 12/15/2018	4,416,619
244,014	Series 206, Class E,
	0.00%, 07/15/2019 ^	241,087
951,127	Series R010, Class AB,
	5.50%, 12/15/2019	937,724
124,349	Series 141, Class D,
	5.00%, 05/15/2021	123,661
100,959	Series 1074, Class I,
	6.75%, 05/15/2021	100,785
669,458	Series 1081, Class K,
	7.00%, 05/15/2021	692,242
114,954	Series 163, Class F,
	7.83%, 07/15/2021	114,392
219,117	Series 188, Class H,
	7.00%, 09/15/2021	218,035
101,203	Series 1286, Class A,
	6.00%, 05/15/2022	101,026
2,600,000	Series 1694, Class PK,
	6.50%, 03/15/2024	2,667,661
43,499	Series 2141, Class N,
	5.55%, 11/15/2027	43,435
1,075,000	Series 2664, Class LG,
	5.50%, 07/15/2028	1,068,281
	Federal National Mortgage
	Association (FNMA):
1,440,478	5.50%, 07/01/2015	1,423,614
2,459,266	5.00%, 02/01/2018	2,385,427
3,045,882	5.00%, 12/01/2019	2,954,840
870,373	5.50%, 01/01/2023	851,121
2,662,035	5.50%, 07/01/2023	2,602,733
2,522,200	6.00%, 03/01/2026	2,517,813
8,366,862	6.00%, 05/01/2026	8,352,309
714,641	6.00%, 03/01/2033	711,329
549,399	5.00%, 11/01/2033	517,515
980,794	6.00%, 11/01/2034	973,600
3,142,389	5.50%, 02/01/2035	3,042,414
4,057,188	5.00%, 11/01/2035	3,811,909
17,020,055	5.50%, 04/01/2036	16,457,232
2,362,830	5.50%, 11/01/2036	2,280,030
2,506,581	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	2,490,507
1,000,000	Series 2003-27, Class OJ,
	5.00%, 07/25/2015	989,385
500,000	Series 2003-24, Class PC,
	5.00%, 11/25/2015	494,432
104,704	Series 2002-56, Class MC,
	5.50%, 09/25/2017	104,088
497,571	Series 1989-37, Class G,
	8.00%, 07/25/2019	526,620
102,141	Series 1989-94, Class G,
	7.50%, 12/25/2019	106,787

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1% (cont.)
Mortgage Backed Securities – 37.7% (cont.)
$24,085	Series 1990-58, Class J,
	7.00%, 05/25/2020	$24,851
265,874	Series 1990-76, Class G,
	7.00%, 07/25/2020	272,269
106,157	Series 1990-105, Class J,
	6.50%, 09/25/2020	107,136
39,819	Series 1990-108, Class G,
	7.00%, 09/25/2020	40,477
40,587	Series 1991-1, Class G,
	7.00%, 01/25/2021	41,410
87,077	Series 1991-86, Class Z,
	6.50%, 07/25/2021	88,205
343,018	Series 2003-28, Class KA,
	4.25%, 03/25/2022	329,177
39,812	Series G92-30, Class Z,
	7.00%, 06/25/2022	40,892
1,053,201	Series 1993-58, Class H,
	5.50%, 04/25/2023	1,043,933
31,295	Series 2003-17, Class QR,
	4.50%, 11/25/2025	31,044
770,682	Series 2003-31, Class KG,
	4.50%, 12/25/2028	763,474
673,839	Series 1998-66, Class C,
	6.00%, 12/25/2028	668,590
106,937	Series 2003-44, Class AB,
	3.75%, 05/25/2033	98,143
2,857,642	Series 2004-W6, Class
	1A4, 5.50%, 07/25/2034	2,843,492
3,142,209	Series 2004-W6, Class
	1A6, 5.50%, 07/25/2034	3,104,894
2,500,000	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	2,466,816
	First Horizon Alternative
	Mortgage Securities:
1,376,688	Series 2005-FA7, Class
	2A1, 5.00%, 09/25/2020	1,354,842
2,219,795	Series 2006-FA6,
	Class 3A1,
	5.75%, 11/25/2021	2,209,627
3,810,524	Series 2006-FA8,
	Class 2A1,
	5.75%, 02/25/2037	3,792,270
2,750,000	First Union National Bank
	Commercial Mortgage
	Securities Inc., Series
	2001-C4, Class A2,
	6.223%, 12/12/2033	2,806,256
	GE Capital Commercial
	Mortgage Corporation:
6,447,661	Series 2000-1, Class A2,
	6.496%, 01/15/2033	6,610,367
1,200,000	Series 2002-3A, Class AZ,
	4.996%, 12/10/2037	1,167,721
2,500,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	2,417,846
5,200,000	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	4,803,163
	Government National
	Mortgage Association
	(GNMA):
800,000	Series 2004-78, Class C,
	4.658%, 04/16/2029	763,117
581,061	6.00%, 11/20/2033	579,197
1,285,000	Series 2004-100, Class B,
	4.603%, 02/16/2043	1,220,486
1,610,777	J.P. Morgan Alternative
	Loan Trust, Series
	2006-A1, Class 2A1,
	5.797%, 03/25/2036	1,609,040

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1% (cont.)
Mortgage Backed Securities – 37.7% (cont.)
	J.P. Morgan
	Mortgage Trust:
$3,000,000	Series 2006-A7,
	Class 2A4R, 5.462%,
	01/25/2037	$2,966,159
4,000,000	Series 2007-A2,
	Class 2A3,
	5.718%, 04/25/2037	3,966,133
999,771	Master Alternative Loans
	Trust, Series 2003-5, Class
	6A1, 6.00%, 08/25/2033	990,067
2,000,000	Regions Funding Trust II,
	6.625%, 05/15/2047	1,913,134
840,921	Residential Accredit Loans,
	Inc., Series 2004-QS6,
	Class A1, 5.00%,
	05/25/2019	825,285
800,000	Residential Funding
	Mortgage Security I,
	Series 2003-S11, Class A2,
	4.00%, 06/25/2018	754,114
2,082,160	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class A2,
	4.00%, 06/25/2033	1,994,940
1,800,000	Wachovia Bank
	Commercial Mortgage
	Trust, Series 2003-C3,
	Class A2, 4.867%,
	02/15/2035	1,730,000
	Washington Mutual, Inc.
	Pass-Through Certificates:
2,687,792	Series 2004-CB1, Class
	5A, 5.00%, 06/25/2019	2,583,640
1,852,938	Series 2004-CB3, Class
	4A, 6.00%, 10/25/2019	1,853,573
1,181,389	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	1,174,220
		190,998,191
Taxable Municipal Bonds – 0.9%
1,000,000	Cuyahoga County
	Ohio Industrial
	Development Revenue,
	9.125%, 10/01/2023	1,161,740
2,225,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	2,194,295
	Tobacco Settlement
	Financing Corporation:
300,000	5.92%, 06/01/2012	299,220
760,730	6.36%, 05/15/2025	760,023
		4,415,278
Utilities – 5.4%
1,025,000	American Electric Power,
	Inc., 5.75%, 08/16/2007	1,023,936
466,000	Beaver Valley Funding
	Corporation Debentures,
	9.00%, 06/01/2017	519,343
1,000,000	Canadian National
	Resources,
	6.25%, 03/15/2038	946,184
	Dominion Resources, Inc.:
500,000	7.195%, 09/15/2014	546,174
1,147,000	6.75%, 12/15/2032	1,232,872
1,000,000	Duke Capital LLC Notes,
	5.668%, 08/15/2014	964,555
750,000	Energy Transfer Partners,
	5.65%, 08/01/2012	741,259
300,000	Exelon Corporation
	Senior Notes,
	6.75%, 05/01/2011	309,096

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1% (cont.)
Utilities – 5.4% (cont.)
$2,250,000	Kinder Morgan
	Energy Partners,
	6.95%, 01/15/2038	$2,272,581
600,000	Kinder Morgan Energy
	Partners Senior Notes,
	6.30%, 02/01/2009	606,437
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	829,509
234,828	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $241,999)*	226,017
750,000	MidAmerican Energy
	Holdings Company
	Senior Notes,
	7.63%, 10/15/2007	753,991
1,325,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,349,180
1,550,000	NiSource Finance
	Corporation,
	7.875%, 11/15/2010	1,650,414
650,000	Ocean Energy Inc.,
	4.375%, 10/01/2007	648,101
425,000	ONEOK, Inc.
	Senior Notes,
	7.125%, 04/15/2011	443,515
850,000	Pacific Gas & Electric
	Company 1st Mortgage,
	6.05%, 03/01/2034	823,386
1,000,000	Plains All American
	Pipeline Senior Notes,
	5.625%, 12/15/2013	980,793
300,000	PPL Energy Supply, LLC
	Senior Notes,
	6.40%, 11/01/2011	304,705
175,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	185,354
	PSE&G Power LLC:
250,000	7.75%, 04/15/2011	266,904
350,000	5.00%, 04/01/2014	331,078
1,608,698	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	1,918,919
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $1,397,676)*	1,354,105
3,000,000	System Energy Resources
	1st Mortgage,
	4.875%, 10/01/2007	2,994,702
700,000	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes,
	8.875%, 07/15/2012	784,000
179,192	Tristate Gen & Trans Assn,
	6.04%, 01/31/2018
	(Acquired 10/14/2003;
	Cost $179,192)*	177,032
500,000	Vectren Utility Holdings,
	6.625%, 12/01/2011	514,237
1,200,000	Verizon Communications
	Debentures,
	6.84%, 04/15/2018	1,261,015
550,000	Williams Companies,
	Inc. Notes,
	8.125%, 03/15/2012	583,687
		27,543,081

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.1% (cont.)
U.S. Government Agency Issues – 7.1%
	Federal National Mortgage
	Association (FNMA):
$32,925,000	6.00%, 05/15/2011	$33,791,422
2,275,988	5.50%, 09/01/2034	2,203,578
		35,995,000
U.S. Treasury Obligations – 10.8%
49,300,000	U.S. Treasury Bond,
	6.25%, 08/15/2023	54,742,276
	Total Long-Term
	Investments
	(Cost $483,024,625)	477,224,243

COLLATERAL POOL INVESTMENT
FOR SECURITIES ON LOAN – 28.8%
(Cost $146,071,574)
(Please Refer to Note 6)		146,071,574

Shares

SHORT-TERM INVESTMENTS – 4.9%
Money Market Funds – 4.9%
19,090,708	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	19,090,708
5,647,102	Short-Term Investment
	Trust Prime Portfolio –
	AIM Fund	5,647,102
	Total Short-Term
	Investments
	(Cost $24,737,810)	24,737,810
	Total Investments
	(Cost $653,834,009) –
	127.8%	648,033,627
	Liabilities in Excess of
	Other Assets – (27.8)%	(140,874,992)
	TOTAL NET
	ASSETS – 100.0%	$507,158,635

^     Non-Income Producing
*     Restricted Security Deemed Liquid

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

June 30, 2007

The Baird Intermediate Municipal Bond Fund seeks current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.  The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of the total return of the Lehman Brothers 7-Year General Obligation Bond Index.  The Lehman Brothers 7-Year General Obligation Bond Index is an unmanaged, market value weighted index consisting of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of six to eight years.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$65,086,668	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	4.04%	Investor Class:	0.55	%***
Investor Class:	3.79%	Portfolio Turnover Rate:****	1.5%
Average Effective Duration:	4.83 years	Total Number of Holdings:	60
Average Effective Maturity:	5.76 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2007.
***	Includes 0.25% 12b-1 fee.
****	Not annualized.

Baird Intermediate Municipal Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended June 30, 2007	One Year	Five Years	Inception(1)
Baird Intermediate Municipal Bond Fund – Institutional Class Shares	4.16%	3.67%	4.54%
Baird Intermediate Municipal Bond Fund – Investor Class Shares	3.82%	3.43%	4.28%
Lehman Brothers 7-Year General Obligation Bond Index(2)	4.14%	3.92%	4.36%

(1)	For the period from March 30, 2001 (commencement of operations) through June 30, 2007.
(2)
The Lehman Brothers 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 96.5%
Arizona – 2.4%
$1,415,000	Arizona Health Facilities
	Authority Hospital
	Revenue, 6.375%,
	12/01/2037 (Pre-refunded
	to 12/01/2012)	$1,580,230
Arkansas – 0.8%
500,000	Springdale Arkansas Sales
	& Use Tax Revenue, 4.00%,
	07/01/2016 (Pre-refunded
	to various dates)	498,855
California – 1.3%
500,000	Golden State Tobacco
	Securitization Corporation,
	6.25%, 06/01/2033	543,785
290,000	Santa Rosa California
	Hospital Revenue, 10.30%,
	03/01/2011 (ETM)	327,964
		871,749
Colorado – 3.9%
2,000,000	Adams County Colorado
	Single Family Mortgage
	Revenue, 8.875%,
	08/01/2012 (ETM)	2,439,400
90,000	Colorado Springs Colorado
	Utilities Revenue, 5.80%,
	11/15/2010 (ETM)	92,556
		2,531,956
Delaware – 2.5%
1,500,000	Delaware State Economic
	Development Authority
	Revenue, 6.75%,
	01/01/2013 (ETM)	1,629,090
Florida – 2.7%
300,000	Jacksonville Florida Health
	Facility Authority Hospital
	Revenue, 11.50%,
	10/01/2012 (ETM)	403,332
210,000	Orange County Florida
	Health Revenue, 8.75%,
	10/01/2009 (ETM)	221,733
1,000,000	Orlando Florida Utilities
	Commission Water &
	Electric Revenue, 6.75%,
	10/01/2017 (ETM)	1,164,030
		1,789,095
Georgia – 1.8%
1,020,000	Fulton County Georgia
	Hospital Authority
	Revenue, 7.875%,
	10/01/2013 (ETM)	1,166,166
Illinois – 8.5%
1,000,000	Chicago Illinois General
	Obligation Project and
	Refunding, 5.00%,
	01/01/2017 (FSA Insured)	1,051,520
1,440,000	Chicago Illinois
	Metropolitan Water
	Reclamation District
	General Obligation, 7.00%,
	12/01/2010 (ETM)	1,580,040
1,430,000	Cook County Illinois
	School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,859,572
1,000,000	Lake County Community
	High School District No.
	128, 5.00%, 01/01/2013	1,044,330
		5,535,462

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 96.5% (cont.)
Indiana – 0.5%
$285,000	Indiana Toll Road
	Commission, 9.00%,
	01/01/2015 (ETM)	$352,211
Iowa – 2.4%
1,010,000	Des Moines Iowa
	Metropolitan Wastewater
	Reclamation Authority,
	5.00%, 06/01/2015
	(MBIA Insured)	1,066,641
470,000	Muscatine Iowa Electric
	Revenue, 6.70%,
	01/01/2013 (ETM)	503,441
		1,570,082
Louisiana – 6.1%
745,000	Denham Springs-Livingston
	Housing and Mortgage
	Finance Authority, 7.20%,
	08/01/2010 (ETM)	814,151
400,000	Houma-Terrebonne Public
	Trust Financing Authority,
	7.30%, 04/01/2010 (ETM)	433,240
1,000,000	Houma-Terrebonne Public
	Trust Financing Authority
	Single Family Mortgage
	Revenue, 7.30%,
	04/01/2011 (ETM)	1,109,790
1,450,000	Jefferson Parish Louisiana
	Home Mortgage
	Authority, 7.10%,
	08/01/2010 (ETM)	1,583,502
		3,940,683
Minnesota – 1.0%
600,000	Western Minnesota
	Municipal Power
	Agency, 6.375%,
	01/01/2016 (ETM)	651,462
Mississippi – 1.6%
600,000	Mississippi Housing
	Financial Corporation,
	0.00%, 06/01/2015
	(ETM) ^	429,624
595,000	Mississippi State, 6.20%,
	02/01/2008 (ETM)	602,241
		1,031,865
Nevada – 3.2%
1,965,000	Reno Nevada Capital
	Improvement Revenue,
	5.50%, 06/01/2019
	(Pre-refunded to
	06/01/2012)	2,093,236
New Jersey – 2.3%
1,000,000	New Jersey State
	Transportation Trust Fund
	Authority, 6.00%,
	12/15/2017 (Pre-refunded
	12/15/2011)	1,083,630
	New Jersey State Turnpike
	Authority: (ETM)
262,000	6.75%, 01/01/2009	266,368
130,000	6.50%, 01/01/2016	147,507
		1,497,505
New York – 2.0%
1,000,000	New York, New York,
	5.00%, 03/01/2016
	(FGIC Insured)	1,053,870

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 96.5% (cont.)
New York – 2.0% (cont.)
$225,000	TSASC Inc. New York,
	4.75%, 06/01/2022	$223,659
		1,277,529
North Carolina – 0.4%
225,000	North Carolina Eastern
	Municipal Power Agency
	Power Systems
	Revenue, 6.40%,
	01/01/2021 (ETM)	261,884
Ohio – 0.3%
150,000	Miamisburg Ohio Water
	Revenue, 7.00%,
	11/15/2016 (ETM)	168,267
Oklahoma – 4.0%
2,360,000	Tulsa County Oklahoma
	Home Financing Authority
	Single Family Mortgage
	Revenue, 6.90%,
	08/01/2011 (ETM)	2,621,299
Pennsylvania – 4.9%
780,000	Philadelphia Pennsylvania
	Gas Works, 7.00%,
	05/15/2020 (ETM)	907,631
1,285,000	Pittsburgh Pennsylvania
	Water & Sewer Authority,
	7.25%, 09/01/2014 (ETM)	1,417,946
1,000,000	Wilson Pennsylvania Area
	School District, 0.00%,
	05/15/2011 (AMBAC
	Insured) ^	851,410
		3,176,987
South Carolina – 0.5%
285,000	Greenville South
	Carolina Waterworks
	Revenue, 7.00%,
	02/01/2010 (ETM)	306,486
South Dakota – 1.1%
665,000	Heartland Consumers
	Power District, 7.00%,
	01/01/2016 (ETM)	740,418
Tennessee – 3.4%
430,000	Metropolitan Government
	Nashville & Davidson
	County Tennessee H&E,
	6.10%, 07/01/2010 (ETM)	441,743
1,545,000	Metropolitan Government
	Nashville & Davidson
	County Tennessee Water
	& Sewer Revenue, 6.50%,
	12/01/2014 (ETM)	1,762,752
		2,204,495
Texas – 36.2%
1,125,000	Barbers Hill Texas
	Independent School
	District General Obligation,
	5.00%, 02/15/2017
	(PSF Guaranteed)	1,178,584
1,000,000	Copperas Cove
	Texas Independent
	School District,
	5.00%, 08/15/2016
	(PSF Guaranteed)	1,054,470
1,500,000	Cypress-Fairbanks
	Texas Independent
	School District,
	5.00%, 02/15/2017
	(PSF Guaranteed)	1,579,245

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 96.5% (cont.)
Texas – 36.2% (cont.)
$1,625,000	Frisco Texas Independent
	School District,
	6.00%, 08/15/2018
	(PSF Guaranteed)	$1,836,575
1,000,000	Georgetown
	Texas Independent
	School District,
	5.00%, 02/15/2016
	(PSF Guaranteed)	1,051,610
1,920,000	Houston Texas Sewer
	System Revenue, 9.375%,
	10/01/2013 (ETM)	2,298,835
1,315,000	La Porte Texas
	Independent School District,
	5.00%, 02/15/2018
	(MBIA Insured)	1,368,954
1,735,000	Lufkin Texas Independent
	School District,
	5.00%, 08/15/2015
	(PSF Guaranteed)	1,823,849
1,265,000	Mission Consolidation
	Independent School District,
	5.00%, 02/15/2019
	(PSF Guaranteed)	1,317,738
1,295,000	Rockwall Texas
	Independent School District,
	5.00%, 02/15/2015
	(PSF Guaranteed)	1,365,293
775,000	Sam Rayburn Texas
	Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	810,828
1,565,000	San Antonio Texas Electric
	& Gas Revenue, 5.65%,
	02/01/2019 (ETM)	1,732,799
2,000,000	San Antonio Texas
	Independent School District,
	5.00%, 08/15/2017
	(PSF Guaranteed)	2,100,520
575,000	Socorro Texas
	Independent School District,
	5.25%, 08/15/2012
	(PSF Guaranteed)	605,998
345,000	Texas Public Building
	Authority Revenue, 7.125%,
	08/01/2011 (ETM)	370,530
1,900,000	Trinity River Authority
	Texas Revenue,
	5.50%, 02/01/2021
	(MBIA Insured)	2,037,123
1,000,000	University of Houston Texas,
	5.25%, 02/15/2012
	(FSA Insured)	1,051,260
		23,584,211
Utah – 1.1%
605,000	Salt Lake City Utah
	Hospital Revenue, 8.125%,
	05/15/2015 (ETM)	690,063
Washington – 1.6%
1,000,000	Washington State,
	5.00%, 09/01/2013
	(FGIC Insured)	1,042,330
	Total Municipal Bonds
	(Cost $63,801,191)	62,813,616

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

SHORT-TERM INVESTMENTS – 1.6%
Money Market Fund – 1.6%
$1,015,220	Tax Free Investment
	Company Cash Reserve
	Portfolio – AIM Fund	$1,015,220
	Total Short-Term
	Investments
	(Cost $1,015,220)	1,015,220
	Total Investments
	(Cost $64,816,411) –
	98.1%	63,828,836
	Other Assets in Excess
	of Liabilities – 1.9%	1,257,832
	TOTAL NET
	ASSETS – 100.0%	$65,086,668

ETM – Escrowed to Maturity
^     Non-Income Producing

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

June 30, 2007

The Baird Core Plus Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index.  The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$59,540,748	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.58%	Investor Class:	0.55	%***
Investor Class:	5.28%	Portfolio Turnover Rate:****	30.0%
Average Effective Duration:	4.74 years	Total Number of Holdings:	168
Average Effective Maturity:	7.65 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2007.
***	Includes 0.25% 12b-1 fee.
****	Not annualized.

Baird Core Plus Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended June 30, 2007	One Year	Five Years	Inception(1)
Baird Core Plus Bond Fund – Institutional Class Shares	7.72%	6.13%	6.68%
Baird Core Plus Bond Fund – Investor Class Shares	7.48%	5.86%	6.42%
Lehman Brothers U.S. Universal Bond Index(2)	6.62%	5.42%	6.43%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2007.
(2)
The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.1%
Asset Backed Securities – 10.8%
$900,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	5.36%, 02/15/2013	$900,064
106,377	Contimortgage Home
	Equity Loan Trust,
	Series 1997-5, Class A6,
	6.87%, 03/15/2024	106,180
	Countrywide Asset-Backed
	Certificates:
600,000	Series 2005-10, Class AF6,
	4.915%, 02/25/2036	569,065
400,000	Series 2006-S9, Class A3,
	5.728%, 08/25/2036	393,753
300,000	Series 2006-10, Class 1AF3,
	5.971%, 09/25/2046	300,019
325,000	Discover Card Master Trust
	I, Series 2005-2, Class A,
	5.35%, 04/17/2012	325,495
353,418	Federal Express
	Corporation Pass Thru
	Certificates, Series B2,
	7.11%, 01/02/2014	371,177
	GMAC Mortgage
	Corporation Loan Trust:
56,066	Series 2004-HE5, Class A3,
	3.97%, 09/25/2034	55,630
500,000	Series 2005-HE3, Class A2,
	5.47%, 02/25/2036	500,302
	Green Tree Financial
	Corporation:
39,166	Series 1997-1, Class A5,
	6.86%, 03/15/2028	40,024
327,579	Series 1998-3, Class A5,
	6.22%, 03/01/2030	325,224
370,303	Series 1998-4, Class A5,
	6.18%, 04/01/2030	365,247
70,424	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	65,161
	Renaissance Home
	Equity Loan Trust:
300,000	Series 2006-2, Class AF3,
	5.797%, 08/25/2036	299,692
500,000	Series 2007-1, Class AF2,
	5.512%, 04/25/2037	496,773
290,986	Residential Asset Mortgage
	Products, Inc., Series
	2003-RS10, Class AI7,
	4.85%, 11/25/2033	279,086
395,704	Residential Asset Securities
	Corporation, Series
	2003-KS5, Class AI6,
	3.62%, 07/25/2033	369,988
400,000	Stingray Pass Thru
	Certificates, Series 2005,
	5.902%, 01/12/2015
	(Acquired 05/10/2007,
	Cost $380,000)*	382,792
300,000	Structured Asset Securities
	Corporation, Series
	2005-7XS, Class 1A4B,
	5.44%, 04/25/2035	292,586
		6,438,258
Financial – 7.9%
300,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	379,887
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.1% (cont.)
Financial – 7.9% (cont.)
$200,000	Banponce Trust I,
	8.327%, 02/01/2027
	(Callable 09/21/2007)	$208,326
350,000	First National
	Bank of Omaha
	Subordinated Notes,
	7.32%, 12/01/2010	357,116
250,000	First Union Capital,
	7.935%, 01/15/2027
	(Callable 09/21/2007)	259,993
350,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004
	and 12/04/2006; Cost
	$148,928 and $198,740,
	respectively)*	343,498
30,000	Goldman Sachs Group LP,	33,072
	8.00%. 03/01/2013
	(Acquired 05/19/2006;
	Cost $33,031)*
100,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 01/26/2005;
	Cost $115,000)*	106,866
300,000	Istar Financial, Inc.,
	5.85%, 03/15/2017	287,763
300,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	292,762
350,000	Lehman Brothers
	Holdings Senior Notes,
	8.80%, 03/01/2015	409,758
375,000	Liberty Mutual Insurance
	Notes, 7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $239,982)*	364,842
100,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	93,556
300,000	Martin Marietta Materials,
	Inc., 6.25%, 05/01/2037	290,906
100,000	Principal Financial Group
	(AU) Senior Notes, 8.20%,
	08/15/2009 (Acquired
	09/16/2005; Cost
	$112,015)* f	105,436
300,000	Regions Financing Trust II,
	6.625%, 05/01/2077
	(Callable 05/15/2027)	286,970
375,000	Residential Capital
	Corporation,
	6.875%, 06/30/2015	363,718
200,000	Santander
	Financial Issuances,
	6.375%, 02/15/2011 f	205,533
300,000	Travelers Companies, Inc.,
	6.25%, 03/15/2067	288,285
		4,678,287
Industrial – 15.4%
300,000	AOL Time Warner, Inc.,
	7.625%, 04/15/2031	321,411
100,000	AT&T Wireless Services,
	Inc. Senior Notes,
	8.75%, 03/01/2031	124,662
472,061	Atlas Air, Inc.
	Pass Thru Certificates,
	8.707%, 07/02/2021	509,826
	Bunge Ltd. Finance
	Corporation Notes:
150,000	5.35%, 04/15/2014	142,493
100,000	5.10%, 07/15/2015	92,395

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.1% (cont.)
Industrial – 15.4% (cont.)
$375,000	Clear Channel
	Communications,
	4.50%, 01/15/2010	$358,328
	Continental Airlines, Inc.
	Pass Thru Certificates:
14,322	Series 1997-4,
	6.80%, 07/02/2007	14,320
89,955	Series 1998-1,
	6.541%, 09/15/2009	89,842
212,629	Series 2000-2,
	8.312%, 10/02/2012	217,945
64,824	Series 1997-4,
	6.90%, 01/02/2018	66,121
100,000	COX Communications
	Inc. Notes,
	7.875%, 08/15/2009	104,517
100,000	Deutsche Telekom
	International Finance BV,
	8.25%, 06/15/2030 f	119,857
350,000	Dollar General Corporation,
	8.625%, 06/15/2010	380,480
250,000	Donnelley (R.R.) & Sons
	Co., 6.125%, 01/15/2017	243,411
400,000	Ford Motor
	Company Debentures,
	9.215%, 09/15/2021	365,000
	General Motors Acceptance
	Corporation Notes:
75,000	7.75%, 01/19/2010	75,925
250,000	6.75%, 12/01/2014	239,414
175,000	General Motors
	Nova Scotia
	Finance Company,
	6.85%, 10/15/2008 f	174,125
350,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	358,309
350,000	Health Management
	Association,
	6.125%, 04/15/2016	329,356
150,000	Hutchison Whampoa
	International Limited,
	6.25%, 01/24/2014
	(Acquired 06/23/2005;
	Cost $161,474)* f	152,122
322,000	Marathon Oil
	Corporation Debentures,
	9.125%, 01/15/2013	374,835
350,000	New York Telephone
	Company Debentures,
	8.625%, 11/15/2010	377,076
200,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $199,066)* f	198,206
300,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	290,460
300,000	Sprint Capital Corporation,
	8.75%, 03/15/2032	336,939
250,000	Sungard Data Systems Inc.
	Notes, 3.75%, 01/15/2009	241,250
175,000	TCI Communications, Inc.
	Debentures,
	7.875%, 08/01/2013	191,760
350,000	Telecom Italia Capital,
	7.20%, 07/18/2036 f	359,822
200,000	Telefonica Emisiones,
	S.A.U.,
	6.421%, 06/20/2016 f	202,790
92,000	Time Warner Companies,
	Inc., 6.875%, 06/15/2018	95,360
25,000	Time Warner
	Entertainment Senior Notes,
	8.875%, 10/01/2012	28,258

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.1% (cont.)
Industrial – 15.4% (cont.)
	Tyco International
	Group S.A.: f
$150,000	6.125%, 01/15/2009	$151,906
50,000	6.00%, 11/15/2013	51,342
	United AirLines, Inc.
	Pass Thru Certificates:
324,446	Series 2001-1,
	6.201%, 09/01/2008	327,690
73,583	7.762%, 12/31/2049	67,926
	Univision
	Communication, Inc.:
158,000	3.50%, 10/15/2007	156,420
250,000	3.875%, 10/15/2008	240,938
	Vale Overseas Limited: f
100,000	8.25%, 01/17/2034	116,970
125,000	6.875%, 11/21/2036	125,648
150,000	Viacom, Inc.,
	7.70%, 07/30/2010	158,611
150,000	Viacom, Inc. Senior Notes,
	6.25%, 04/30/2016	147,742
500,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	465,145
		9,186,953
International (U.S. $ Denominated) – 1.6%
500,000	Export-Import
	Bank Korea Notes,
	4.625%, 03/16/2010 f	489,256
400,000	PEMEX Project Funding
	Master Trust,
	9.125%, 10/13/2010 f	440,000
		929,256
Mortgage Backed Securities – 38.2%
	Bank of America
	Alternative Loan Trust:
202,231	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	200,846
408,356	Series 2006-2, Class 6A1,
	5.50%, 03/25/2021	405,141
600,000	Bayview Financial
	Acquisition Trust,
	Series 2007-A,
	6.205%, 05/28/2037	599,924
700,000	Chase Mortgage
	Finance Corporation,
	Series 2006-A1, Class 2A3,
	6.00%, 09/25/2036	698,289
	Citigroup Mortgage
	Loan Trust, Inc.:
276,885	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035	275,098
392,584	Series 2005-9, Class 22A2,
	6.00%, 11/25/2035	389,395
	Countrywide Alternative
	Loan Trust:
406,725	Series 2006-7CB, Class 3A1,
	5.25%, 05/25/2021	401,523
368,590	Series 2006-43CB, Class
	2A1, 6.00%, 02/25/2022	369,076
453,455	Deutsche Securities Inc.
	Mortgage, Series 2006-AR5,
	Class 21A, 6.00%,
	10/25/2021	455,547
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC):
672,149	5.50%, 11/01/2017	664,483
662,633	5.00%, 12/01/2020	640,876
345,142	6.00%, 06/01/2021	346,688
74,862	6.50%, 09/01/2028	76,478
125,495	6.50%, 12/01/2028	128,204
89,408	6.50%, 05/01/2029	91,335
89,389	6.50%, 06/01/2029	91,315

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.1% (cont.)
Mortgage Backed Securities – 38.2% (cont.)
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
$365,889	Series 3122, Class VA,
	6.00%, 01/15/2017	$367,894
585,048	Series R010, Class VA,
	5.50%, 04/15/2017	581,153
19,303	Series 1053, Class G,
	7.00%, 03/15/2021	19,257
41,893	Series 136, Class E,
	6.00%, 04/15/2021	41,747
300,000	Series 2673, Class NC,
	5.50%, 05/15/2021	297,247
263,732	Series 2804, Class VC,
	5.00%, 07/15/2021	252,698
38,149	Series 1122, Class G,
	7.00%, 08/15/2021	38,083
89,318	Series 1186, Class I,
	7.00%, 12/15/2021	91,265
231,701	Series 3132, Class MA,
	5.50%, 12/15/2023	229,792
203,368	Series 2598, Class QC,
	4.50%, 06/15/2027	200,105
	Federal National Mortgage
	Association (FNMA):
281,583	5.00%, 02/01/2018	273,128
195,920	5.00%, 10/01/2018	190,064
195,340	5.00%, 11/01/2018	189,502
154,956	5.50%, 03/01/2023	151,504
923,319	5.50%, 07/01/2023	902,750
336,293	6.00%, 03/01/2026	335,708
58,464	6.50%, 09/01/2028	59,670
103,690	6.50%, 02/01/2029	105,829
227,098	5.50%, 01/01/2032	220,065
465,899	5.50%, 02/01/2035	451,076
2,738,047	5.50%, 04/01/2036	2,647,505
19,642	Series 1989-94, Class G,
	7.50%, 12/25/2019	20,536
78,949	Series 1990-15, Class J,
	7.00%, 02/25/2020	80,285
14,920	Series 1991-21, Class J,
	7.00%, 03/25/2021	15,339
285,391	Series 1991-43, Class J,
	7.00%, 05/25/2021	294,564
359,783	Series 1991-65, Class Z,
	6.50%, 06/25/2021	367,010
359,244	Series 1992-129, Class L,
	6.00%, 07/25/2022	360,736
111,311	Series 1993-32, Class H,
	6.00%, 03/25/2023	110,360
594,960	Series 1993-58, Class H,
	5.50%, 04/25/2023	589,725
252,223	Series 2003-31, Class KG,
	4.50%, 12/25/2028	249,864
51,310	Series 2003-44, Class AB,
	3.75%, 05/25/2033	47,091
292,594	Series 2004-W6, Class 1A6,
	5.50%, 07/25/2034	289,120
570,676	FHLMC Remic Series,
	Series R010, Class AB,
	5.50%, 12/15/2019	562,634
	First Horizon Alternative
	Mortgage Securities:
360,210	Series 2006-FA6, Class 3A1,
	5.75%, 11/25/2021	358,560
571,579	Series 2006-FA8, Class 2A1,
	5.75%, 02/25/2037	568,841
825,000	First Union National Bank
	Commercial Mortgage
	Securities Inc., Series
	2001-C4, Class A2,
	6.223%, 12/12/2033	841,877

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.1% (cont.)
Mortgage Backed Securities – 38.2% (cont.)
	GE Capital Commercial
	Mortgage Corporation:
$796,888	Series 2000-1, Class A2,
	6.496%, 01/15/2033	$816,997
600,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	580,283
	Government National
	Mortgage Association
	(GNMA):
162,378	6.00%, 12/20/2028	162,077
60,071	6.50%, 01/20/2029	61,410
154,950	6.00%, 11/20/2033	154,453
	J.P. Morgan Mortgage Trust:
500,000	Series 2006-A7, Class 2A4R,
	5.462%, 01/25/2037	494,360
500,000	Series 2007-A2, Class 2A3,
	5.718%, 04/25/2037	495,767
	Master Alternative
	Loans Trust:
649,818	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	643,121
196,925	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033	195,013
500,000	Wachovia Bank Commercial
	Mortgage Trust,
	Series 2003-C3, Class A2,
	4.867%, 02/15/2035	480,556
	Washington Mutual, Inc.
	Pass-Thru Certificates:
216,259	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	207,879
241,033	Series 2004-CB3, Class 4A,
	6.00%, 10/25/2019	241,115
		22,769,833
Taxable Municipal Bonds – 0.5%
265,134	Tobacco Settlement
	Financing Corporation,
	6.36%, 05/15/2025	264,887
Utilities – 5.9%
200,000	Commonwealth Edison,
	5.40%, 12/15/2011	195,904
150,000	Energy Transfer Partners,
	5.65%, 08/01/2012	148,252
	Kinder Morgan Energy
	Partners Senior Notes:
350,000	5.35%, 08/15/2007	349,878
250,000	6.95%, 01/15/2038	252,509
78,276	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $83,667)*	75,339
400,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	417,426
50,000	Pacific Gas & Electric
	Company 1st Mortgage,
	6.05%, 03/01/2034	48,434
300,000	Pepco Holdings, Inc.,
	6.125%, 06/01/2017	296,478
200,000	PPL Energy Supply LLC,
	6.20%, 05/15/2016	198,171
200,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	211,833
50,000	PSI Energy, Inc. Debentures,
	7.85%, 10/15/2007	50,282
292,490	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	348,894
300,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $299,502)*	290,165

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.1% (cont.)
Utilities – 5.9% (cont.)
$89,596	Tristate Gen & Trans Assn,
	6.04%, 01/31/2018
	(Acquired 10/14/2003;
	Cost $89,596)*	$88,516
200,000	TXU Corporation,
	6.375%, 01/01/2008	200,497
	Williams Cos. Inc. Notes:
100,000	7.125%, 09/01/2011	102,500
200,000	7.875%, 09/01/2021	215,000
		3,490,078
U.S. Government Agency Issues – 4.3%
2,500,000	Federal National Mortgage
	Association (FNMA),
	6.00%, 05/15/2011	2,565,788
U.S. Treasury Obligations – 10.5%
	U.S. Treasury Bond,
5,650,000	6.25%, 08/15/2023	6,273,709
	Total Long-Term
	Investments
	$(57,317,116)	56,597,049

COLLATERAL POOL INVESTMENT
FOR SECURITIES ON LOAN – 25.8%
(Cost $15,379,028)
(Please Refer to Note 6)		15,379,028

SHORT-TERM INVESTMENTS – 5.0%
Money Market Funds – 5.0%
2,325,094	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	2,325,094
667,390	Short-Term Investment
	Trust Prime Portfolio –
	AIM Fund	667,390
	Total Short-Term
	Investments
	(Cost $2,992,484)	2,992,484
	Total Investments
	(Cost $75,688,628) –
	125.9%	74,968,561
	Liabilities in Excess of
	Other Assets – (25.9)%	(15,427,813)
	TOTAL NET
	ASSETS – 100.0%	$59,540,748

*     Restricted Security Deemed Liquid
f      Foreign Security

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

June 30, 2007

The Baird Short-Term Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 1-3 Year Government/Credit Bond Index.  The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and three years.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$168,490,911	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.33%	Portfolio Turnover Rate:***	23.8%
Average Effective Duration:	1.71 years	Total Number of Holdings:	159
Average Effective Maturity:	2.05 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2007.
***	Not annualized.

Baird Short-Term Bond Fund

Average Annual Total Returns

For the Periods Ended June 30, 2007	One Year	Since Inception(1)
Baird Short-Term Bond Fund – Institutional Class	5.51%	3.08%
Lehman Brothers 1-3 Year Government/Credit Bond Index(2)	5.34%	2.91%

(1)	For the period from August 31, 2004 (commencement of operations) to June 30, 2007.
(2)
The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 93.6%
Asset Backed Securities – 8.7%
$400,000	AESOP Funding II LLC,
	Series 2005-1A, Class A1,
	3.95%, 04/20/2009
	(Acquired 02/17/2005;
	Cost $399,964)*	$396,214
520,966	Bayview Financial
	Acquisition Trust,
	Series 2005-B, Class 1A2,
	4.696%, 04/28/2039	517,174
61,398	Chase Manhattan
	Auto Owner Trust,
	Series 2003-C, Class A4,
	2.94%, 06/15/2010	61,027
545,731	CitiFinancial Mortgage
	Securities, Inc.,
	Series 2004-1, Class AF2,
	2.645%, 04/25/2034	529,258
164,599	CNH Equipment Trust,
	Series 2005-A, Class A3,
	4.02%, 04/15/2009	163,863
	Countrywide Asset-Backed
	Certificates:
1,500,000	Series 2006-S7, Class A2,
	5.571%, 11/25/2035	1,492,004
829,044	Series 2005-10, Class AF2,
	4.493%, 02/25/2036	825,084
1,153,000	Series 2005-12, Class 1A2,
	4.847%, 02/25/2036	1,144,579
725,000	Series 2005-13, Class AF2,
	5.294%, 04/25/2036	721,335
1,000,000	Series 2006-13,
	Class 1AF3,
	5.944%, 01/25/2037	999,020
1,500,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	1,498,351
500,000	Ford Credit Auto
	Owner Trust,
	Series 2005-B, Class A4,
	4.38%, 01/15/2010	495,685
3,500,000	GMAC Mortgage
	Corporation Loan Trust,
	Series 2005-HE3, Class
	A2, 5.47%, 02/25/2036	3,502,115
834,951	Green Tree Financial
	Corporation,
	Series 1998-3, Class A5,
	6.22%, 03/01/2030	828,947
698,755	Merrill Lynch Mortgage
	Investors Inc.,
	Series 2005-A8,
	Class A1C1,
	5.25%, 08/25/2036	689,090
	Residential Asset
	Mortgage Products, Inc.:
273,164	Series 2004-RS12, Class
	AI3, 3.981%, 04/25/2029	272,098
389,474	Series 2003-RS7, Class
	AI6, 5.34%, 08/25/2033	379,803
30,934	Residential Asset
	Securities Corporation,
	Series 2004-KS4, Class
	AI3, 3.08%, 08/25/2029	30,682
89,130	Residential Funding
	Mortgage Securities,
	Series 2003-HS3, Class
	AI2, 3.15%, 07/25/2018	88,456
		14,634,785
Financial – 15.8%
1,405,000	Allfirst Financial, Inc.
	Subordinated Notes,
	7.20%, 07/01/2007	1,405,000

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 93.6% (cont.)
Financial – 15.8% (cont.)
$140,000	American General Finance
	Corporation Notes,
	4.50%, 11/15/2007	$139,614
594,000	Bank of Oklahoma
	Subordinated Notes,
	7.125%, 08/15/2007	595,002
251,000	Bank United Notes,
	8.00%, 03/15/2009	259,983
472,000	Bankers Trust Corporation
	Subordinated Notes,
	7.375%, 05/01/2008	477,709
1,156,000	BNY Capital I Notes,
	Series B,
	7.97%, 12/31/2026
	(Callable 09/07/2007)	1,202,067
500,000	Capital One Bank Notes,
	4.875%, 05/15/2008	497,701
100,000	Chubb Corporation
	Senior Notes,
	7.125%, 12/15/2007	100,658
210,000	CIT Group Inc.
	Senior Notes,
	5.50%, 11/30/2007	209,974
200,000	Citicorp
	Subordinated Notes,
	7.00%, 07/01/2007	200,000
375,000	Citifinancial Debentures,
	10.00%, 05/15/2009	405,177
675,000	Comerica Incorporated
	Subordinated Notes,
	7.25%, 08/01/2007	675,941
550,000	Compass Bank
	Subordinated Notes,
	8.10%, 08/15/2009	577,076
388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Callable 09/07/2007)
	(Acquired 01/26/2006
	and 05/31/2006;
	Cost $211,938 and
	$196,930, respectively)*	401,866
500,000	Countrywide Home
	Loans Notes,
	4.125%, 09/15/2009	484,963
537,000	Credit Suisse First Boston
	USA Inc. Senior Notes,
	6.50%, 06/01/2008	541,918
1,000,000	First National
	Bank of Omaha
	Subordinated Notes,
	7.32%, 12/01/2010	1,020,333
800,000	First Union Capital,
	7.935%, 01/15/2027
	(Callable 09/21/2007)	831,977
200,000	Franchise Finance
	Corporation Notes,
	7.07%, 01/15/2008	201,474
273,000	Goldman Sachs
	Group, Inc. Senior
	Unsubordinated Notes,
	7.80%, 01/28/2010	288,253
575,000	Key Bank NA
	Subordinated Notes,
	6.50%, 10/15/2027
	(Callable and Putable
	04/15/2008)	580,929
400,000	Lehman Brothers
	Holdings, Inc. Notes,
	3.50%, 08/07/2008	391,665

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 93.6% (cont.)
Financial – 15.8% (cont.)
$200,000	Marsh & McLennan
	Cos, Inc.,
	3.625%, 02/15/2008	$197,397
2,421,000	MBNA Capital Series A,
	8.278%, 12/01/2026
	(Callable 09/07/2007)	2,526,505
438,000	Morgan Stanley,
	8.00%, 06/15/2010	467,798
720,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 09/07/2007)	749,017
625,000	New York Life
	Global Funding,
	3.875%, 01/15/2009
	(Acquired 01/23/2006;
	Cost $608,075)*	611,469
1,000,000	North Fork Capital Trust
	II, 8.00%, 12/15/2027
	(Callable 12/15/2007)	1,046,170
700,000	Phoenix Companies,
	6.675%, 02/16/2008	702,611
633,000	PNC Financial Services
	Subordinated Notes,
	9.65%, 06/15/2009	679,333
530,000	PNC Funding
	Corporation,
	6.125%, 02/15/2009	535,578
	Popular North
	America, Inc.:
1,030,000	4.25%, 04/01/2008	1,019,455
365,000	4.70%, 06/30/2009	359,503
350,000	PPL Capital Funding
	Trust I, Series A,
	4.33%, 03/01/2009	343,027
1,500,000	Premium Asset Senior
	Notes, 4.125%,
	03/12/2009 (Acquired
	05/10/2007;
	Cost $1,440,000)*	1,422,415
275,000	Principal Life Global,
	3.625%, 04/30/2008
	(Acquired 08/17/2005;
	Cost $268,452)*	269,984
155,000	Republic New York
	Corporation
	Subordinated Notes,
	9.70%, 02/01/2009	164,730
600,000	Residential
	Capital Corporation,
	6.125%, 11/21/2008	594,524
487,000	SAFECO
	Corporation Notes,
	6.875%, 07/15/2007	487,220
550,000	Santander Financial
	Issuances,
	6.375%, 02/15/2011 f	565,215
200,000	Transamerica Corporation
	Debentures,
	9.375%, 03/01/2008	203,703
1,300,000	Unitrin, Inc.
	Senior Notes,
	5.75%, 07/01/2007	1,300,000
850,000	Unum Group,
	5.859%, 05/15/2009	852,434
		26,587,368
Industrial – 18.9%
1,500,000	American Standard, Inc.,
	7.375%, 02/01/2008	1,512,246

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 93.6% (cont.)
Industrial – 18.9% (cont.)
$306,000	Bell Telephone Co.
	Pennsylvania Debentures,
	7.375%, 07/15/2007	$306,143
150,000	BellSouth
	Telecommunication
	Debentures,
	5.875%, 01/15/2009	150,832
225,000	British Telecom
	PLC Notes,
	8.625%, 12/15/2010 f	245,873
1,000,000	Bunge Limited
	Finance Corporation,
	4.375%, 12/15/2008	983,656
874,000	Cadbury Schweppes
	U.S. Finance Notes,
	3.875%, 10/01/2008
	(Acquired 08/30/2005
	and 02/14/2007; Cost
	$685,461 and $170,084,
	respectively)*	855,674
1,190,000	Chelsea Property Group,
	7.25%, 10/21/2007	1,194,918
200,000	Comcast Cable
	Communications,
	Inc. Notes,
	6.20%, 11/15/2008	201,587
1,070,000	Computer Sciences
	Corporation Notes,
	3.50%, 04/15/2008	1,053,383
581,000	COX Communications
	Inc. Notes,
	7.875%, 08/15/2009	607,244
662,000	Devon Energy
	Corporation Debentures,
	10.125%, 11/15/2009	724,431
1,000,000	Donnelley (R.R.)
	& Sons Notes,
	3.75%, 04/01/2009	969,611
1,000,000	Fiserv Inc.,
	3.00%, 06/27/2008	973,839
1,423,000	FMC Corporation Notes,
	7.00%, 05/15/2008	1,432,069
300,000	Ford Motor Credit
	Company Senior Notes,
	4.95%, 01/15/2008	297,754
250,000	General Motors
	Acceptance Corporation
	Notes, 6.125%,
	08/28/2007	250,170
	Halliburton
	Company Notes:
225,000	5.625%, 12/01/2008	225,347
500,000	5.50%, 10/15/2010	499,515
1,200,000	ICI Wilmington,
	7.05%, 09/15/2007	1,202,830
	International Paper
	Company Notes:
885,000	6.50%, 11/15/2007	886,598
675,000	4.00%, 04/01/2010	647,893
700,000	Johnson Controls
	Inc. Notes,
	6.30%, 02/01/2008	700,963
1,013,000	Marathon Oil
	Corporation Notes,
	6.85%, 03/01/2008	1,021,702
1,082,000	Motorola, Inc.,
	4.608%, 11/16/2007	1,078,100
450,000	News America Holdings,
	7.375%, 10/17/2008	458,973
1,275,000	Pepco Holdings, Inc.,
	5.50%, 08/15/2007	1,275,510
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 93.6% (cont.)
Industrial – 18.9% (cont.)
$1,240,000	Premcor Refining
	Group Inc. Senior Notes,
	9.50%, 02/01/2013
	(Callable 02/01/2008)	$1,320,309
1,575,000	Sealed Air Corporation
	Senior Notes, 5.375%,
	04/15/2008 (Acquired
	07/07/2006 and
	05/04/2007; Cost
	$989,890 and $574,425,
	respectively)*	1,566,413
1,402,000	Southwestern
	Bell Telephone
	Company Notes,
	6.625%, 07/15/2007	1,402,286
500,000	Sprint Capital
	Corporation Notes,
	6.375%, 05/01/2009	506,144
1,000,000	Telecom Italia Capital,
	4.00%, 11/15/2008 f	978,744
1,145,000	Thomson Corporation,
	5.75%, 02/01/2008 f	1,145,962
255,000	Time Warner
	Companies, Inc.,
	8.18%, 08/15/2007	255,869
750,000	Time Warner Companies,
	Inc. Debentures,
	7.48%, 01/15/2008	758,896
1,500,000	Transocean Inc., 5.56%,
	09/05/2008 (Callable
	09/05/2007) f	1,500,980
480,660	United AirLines, Inc.
	Pass Thru Certificates,
	6.201%, 09/01/2008	485,467
1,050,000	Univision
	Communication, Inc.,
	3.50%, 10/15/2007	1,039,500
1,105,000	Vodafone Group PLC,
	7.75%, 02/15/2010 f	1,160,695
		31,878,126
International (U.S. $ Denominated) – 0.6%
175,000	Export-Import
	Bank Korea Notes,
	4.625%, 03/16/2010 f	171,240
600,000	Korea Development
	Bank Notes,
	3.875%, 03/02/2009 f	584,804
200,000	PEMEX Project
	Funding Master Trust,
	6.125%, 08/15/2008 f	201,200
		957,244
Mortgage Backed Securities – 17.0%
989,036	Bank of America
	Alternative Loan Trust,
	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	972,190
	Citicorp Mortgage
	Securities, Inc.:
262,194	Series 2003-11, Class 2A8,
	5.50%, 12/25/2033	259,561
771,819	Series 2004-3, Class A2,
	5.25%, 05/25/2034	759,001
447,840	Series 2004-4, Class A2,
	5.25%, 06/25/2034	433,596
	Countrywide Alternative
	Loan Trust:
1,473,593	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	1,451,895
1,028,036	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035	1,022,955

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 93.6% (cont.)
Mortgage Backed Securities – 17.0% (cont.)
$983,484	Series 2005-73CB,
	Class 1A7,
	5.50%, 01/25/2036	$977,023
1,435,023	Series 2006-28CB,
	Class A17,
	6.00%, 10/25/2036	1,431,503
1,784,556	Credit Suisse First Boston
	Mortgage Securities Corp.,
	Series 1998-C2, Class A2,
	6.30%, 11/15/2030	1,798,575
	Deutsche Alternative
	Securities Inc. Mortgage:
1,249,894	Series 2003-3, Class 2A5,
	5.00%, 10/25/2033	1,241,768
2,075,000	Series 2005-4, Class A2,
	5.05%, 09/25/2035	2,053,668
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
97,485	Series 2548, Class HA,
	4.50%, 01/15/2010	96,234
615,256	Series 2835, Class VK,
	5.50%, 11/15/2012	613,395
600,834	Series 3033, Class LU,
	5.50%, 03/15/2013	599,965
1,053,429	Series 3124, Class VP,
	6.00%, 06/15/2014	1,063,221
309,829	Series 2789, Class VM,
	5.50%, 04/15/2015	308,200
1,000,000	Series 2390, Class PW,
	6.00%, 04/15/2015	1,005,600
238,700	Series 2541, Class JB,
	5.00%, 02/15/2016	236,823
639,363	Series 2970, Class DA,
	5.50%, 01/15/2023	636,303
	Federal National Mortgage
	Association (FNMA):
680,295	5.50%, 07/01/2015	677,875
1,175,000	Series 2003-24, Class LC,
	5.00%, 12/25/2015	1,162,899
912,219	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	912,288
113,258	Series 2002-77, Class QP,
	5.00%, 09/25/2026	112,727
1,905,095	Series 2004-W6, Class
	1A4, 5.50%, 07/25/2034	1,895,661
1,000,000	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	986,726
2,000,000	J.P. Morgan Alternative
	Loan Trust, Series
	2006-S2, Class A2,
	5.81%, 05/25/2036	1,992,736
1,500,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	1,493,676
1,200,000	Residential Accredit Loans
	Inc., Series 2003-QS17,
	Class CB3, 5.50%,
	09/25/2033	1,193,550
	Washington Mutual, Inc.
	Pass-Thru Certificates:
678,959	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	674,839
588,488	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	593,007
		28,657,460
Taxable Municipal Bonds – 1.8%
453,373	Educational Enhancement
	Funding Corporation,
	6.72%, 06/01/2025	452,562

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 93.6% (cont.)
Taxable Municipal Bonds – 1.8% (cont.)
$70,000	Erie, Pennsylvania
	General Obligation,
	5.60%, 11/15/2007	$70,094
675,000	Missouri State
	Housing Development
	Revenue Bond,
	5.74%, 03/01/2037	675,364
500,000	Redding California
	Redevelopment Agency
	Tax Allocation,
	6.00%, 09/01/2010	504,620
475,000	Richmond Joint Powers
	Financing Authority
	Tax Allocation,
	7.35%, 09/01/2010	489,849
897,376	Tobacco Settlement
	Financing Corporation,
	Series 2001A, Class A,
	6.36%, 05/15/2025	896,542
		3,089,031
Utilities – 8.3%
1,000,000	Baltimore Gas &
	Electric Company Notes,
	5.78%, 10/01/2008	1,001,268
940,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	971,387
1,610,000	Commonwealth
	Edison Notes,
	3.70%, 02/01/2008	1,591,272
	Kinder Morgan Energy
	Partners Senior Notes:
150,000	5.35%, 08/15/2007	149,948
1,000,000	6.30%, 02/01/2009	1,010,728
	MidAmerican Energy
	Holdings Company
	Senior Notes:
200,000	4.625%, 10/01/2007	199,513
1,275,000	7.63%, 10/15/2007	1,281,784
500,000	7.52%, 09/15/2008	510,940
1,000,000	Nisource Finance
	Corporation,
	7.875%, 11/15/2010	1,064,783
900,000	Ocean Energy Inc.,
	4.375%, 10/01/2007	897,370
1,332,000	Panhandle Eastern
	Pipeline Senior Notes,
	4.80%, 08/15/2008	1,320,035
250,000	PSE&G Power LLC,
	3.75%, 04/01/2009	242,662
860,000	System Energy Resources
	1st Mortgage,
	4.875%, 10/01/2007	858,481
598,000	Texas-New Mexico Power
	Co., 6.125%, 06/01/2008
	(Callable 09/07/2007)	599,025
750,000	TXU Corporation,
	6.375%, 01/01/2008	751,864
1,500,000	TXU Electric Delivery Co.,
	5.725%, 09/16/2008
	(Callable 09/16/2007)
	(Acquired 03/13/2007;
	Cost $1,500,000)*	1,500,495
		13,951,555
U.S. Government Agency Issues – 14.7%
1,000,000	Federal Home Loan
	Bank (FHLB),
	4.70%, 10/07/2010	982,340

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2007 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 93.6% (cont.)
U.S. Government Agency Issues – 14.7% (cont.)
$23,150,000	Federal National Mortgage
	Association (FNMA),
	6.00%, 05/15/2011	$23,759,192
		24,741,532
U.S. Treasury Obligations – 7.8%
13,250,000	U.S. Treasury Note,
	4.875%, 04/30/2011	13,230,337
	Total Long-Term
	Investments
	(Cost $158,637,996)	157,727,438

COLLATERAL POOL INVESTMENT
FOR SECURITIES ON LOAN – 23.4%
(Cost $39,373,797)
(Please Refer to Note 6)		39,373,797

SHORT-TERM INVESTMENTS – 5.1%
Money Market Funds – 5.1%
6,506,921	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	6,506,921
2,111,413	Short-Term Investment
	Trust Prime Portfolio –
	AIM Fund	2,111,413
	Total Short-Term
	Investments
	(Cost $8,618,334)	8,618,334
	Total Investments
	(Cost $206,630,127) –
	122.1%	205,719,569
	Liabilities in Excess of
	Other Assets – (22.1)%	(37,228,658)
	TOTAL NET
	ASSETS – 100.0%	$168,490,911

*     Restricted Security Deemed Liquid
f      Foreign Security

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2007 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U. S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/07 – 6/30/07).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During the Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2007 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2007

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/07	6/30/07	Period(1)	6/30/07	Period(1)
Baird Intermediate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,015.60	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,013.90	$2.75	$1,022.07	$2.76
Baird Aggregate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,012.50	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,012.00	$2.74	$1,022.07	$2.76
Baird Intermediate Municipal
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,003.10	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,001.80	$2.73	$1,022.07	$2.76
Baird Core Plus Bond Fund
Institutional Class	0.30%	$1,000.00	$1,013.50	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,013.00	$2.75	$1,022.07	$2.76
Baird Short-Term Bond Fund
Institutional Class	0.30%	$1,000.00	$1,021.40	$1.50	$1,023.31	$1.51

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities June 30, 2007 (Unaudited)

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $368,015,356;
$577,950,455; $64,816,411; $67,699,291
& $186,175,611, respectively)	$363,934,668	$572,150,073	$63,828,836	$66,979,224	$185,265,053
Repurchase agreements	44,369,961	75,883,554	—	7,989,337	20,454,516
(cost $44,369,961; $75,883,554; $0;
$7,989,337; & $20,454,516, respectively)
Interest receivable	3,902,664	5,053,039	1,113,759	636,352	1,749,547
Receivable for investments sold	12,689	7,613	—	2,538	—
Receivable for Fund shares sold	5,371,062	2,281,824	163,660	12,189	575,305
Total assets	417,591,044	655,376,103	65,106,255	75,619,640	208,044,421
LIABILITIES:
Payable for collateral
received for securities loaned	85,409,679	146,071,574	—	15,379,028	39,373,797
Payable for securities purchased	7,798,065	2,000,000	—	—	133,929
Payable for Fund shares repurchased	—	15,972	—	47,641	4,650
Payable to Advisor and Distributor	79,659	121,427	19,587	14,992	41,134
Payable to the Custodian	—	—	—	602,188	—
Other liabilities	—	8,495	—	35,043	—
Total liabilities	93,287,403	148,217,468	19,587	16,078,892	39,553,510
NET ASSETS	$324,303,641	$507,158,635	$65,086,668	$59,540,748	$168,490,911
NET ASSETS CONSIST OF:
Capital stock	$331,125,290	$514,250,441	$66,096,195	$60,258,953	$169,629,137
Accumulated undistributed
net investment income	327,776	591,995	109,075	70,324	208,989
Accumulated net realized loss
on investments sold	(3,068,737)	(1,883,419)	(131,027)	(68,462)	(436,657)
Net unrealized depreciation on investments	(4,080,688)	(5,800,382)	(987,575)	(720,067)	(910,558)
NET ASSETS	$324,303,641	$507,158,635	$65,086,668	$59,540,748	$168,490,911
INSTITUTIONAL CLASS SHARES
Net Assets	$323,665,311	$504,559,013	$64,769,222	$58,888,002	$168,490,911
Shares outstanding ($0.01 par value,
unlimited shares authorized)	31,046,708	48,607,502	6,233,716	5,868,437	17,208,706
Net asset value, offering and
redemption price per share	$10.43	$10.38	$10.39	$10.03	$9.79
INVESTOR CLASS SHARES
Net Assets	$638,330	$2,599,622	$317,446	$652,746
Shares outstanding ($0.01 par value,
unlimited shares authorized)	59,375	245,068	29,984	63,361
Net asset value, offering and
redemption price per share	$10.75	$10.61	$10.59	$10.30

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Period Ended June 30, 2007 (Unaudited)

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income	$8,954,151	$11,403,648	$1,389,265	$1,585,436	$4,126,016
Income from securities lending	25,204	21,618	—	3,638	11,676
Total investment income	8,979,355	11,425,266	1,389,265	1,589,074	4,137,692

EXPENSES:
Investment advisory fee	413,017	506,223	81,724	68,996	198,059
Administration fee	82,603	101,245	16,345	13,799	39,612
Distribution expense – Investor Class Shares	1,565	2,990	578	476	—
Total expenses	497,185	610,458	98,647	83,271	237,671

NET INVESTMENT INCOME	8,482,170	10,814,808	1,290,618	1,505,803	3,900,021

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	210,440	(701,817)	(23,038)	61,308	(79,811)
Change in unrealized appreciation/
depreciation on investments	(3,463,789)	(5,853,007)	(1,110,444)	(857,648)	(423,817)
Net realized and unrealized
loss on investments	(3,253,349)	(6,554,824)	(1,133,482)	(796,340)	(503,628)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$5,228,821	$4,259,984	$157,136	$709,463	$3,396,393

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Bond Fund
	Period Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006
OPERATIONS:
Net investment income	$8,482,170	$13,559,600
Net realized gain (loss) on investments	210,440	(1,654,036)
Change in unrealized appreciation/depreciation on investments	(3,463,789)	1,569,947
Net increase in net assets resulting from operations	5,228,821	13,475,511

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	42,068,068	111,704,742
Shares issued to holders in reinvestment of dividends	7,388,090	11,932,463
Cost of shares redeemed	(50,062,261)	(30,115,437)
Net increase (decrease) in net assets resulting
from capital share transactions	(606,103)	93,521,768

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(8,331,157)	(13,507,486)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(30,533)	(77,646)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,738,972)	93,412,147

NET ASSETS:
Beginning of period	328,042,613	234,630,466
End of period (including undistributed net investment
income of $327,776 and $207,297, respectively)	$324,303,641	$328,042,613

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Aggregate Bond Fund
	Period Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006
OPERATIONS:
Net investment income	$10,814,808	$13,269,201
Net realized loss on investments	(701,817)	(888,625)
Change in unrealized appreciation/depreciation on investments	(5,853,007)	639,350
Net increase in net assets resulting from operations	4,259,984	13,019,926

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	200,829,278	155,486,669
Shares issued to holders in reinvestment of dividends	8,391,522	11,939,014
Cost of shares redeemed	(32,678,660)	(58,822,570)
Net increase in net assets resulting
from capital share transactions	176,542,140	108,603,113

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(10,342,159)	(13,106,942)
From realized gains	—	(120,758)
Total Distributions	(10,342,159)	(13,227,700)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(57,807)	(60,662)
From realized gains	—	(525)
Total Distributions	(57,807)	(61,187)

TOTAL INCREASE IN NET ASSETS	170,402,158	108,334,152

NET ASSETS:
Beginning of period	336,756,477	228,422,325
End of period (including undistributed net investment
income of $591,995 and $177,153, respectively)	$507,158,635	$336,756,477

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Municipal Bond Fund
	Period Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006
OPERATIONS:
Net investment income	$1,290,618	$2,561,679
Net realized loss on investments	(23,038)	(106,983)
Change in unrealized appreciation/depreciation on investments	(1,110,444)	81,453
Net increase in net assets resulting from operations	157,136	2,536,149

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,819,202	36,672,168
Shares issued to holders in reinvestment of dividends	945,341	2,042,052
Cost of shares redeemed	(8,124,099)	(28,525,030)
Other capital contributions (Note 3)	2,595	—
Net increase in net assets resulting
from capital share transactions	643,039	10,189,190

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(1,183,320)	(2,536,465)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(7,694)	(34,881)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(390,839)	10,153,993

NET ASSETS:
Beginning of period	65,477,507	55,323,514
End of period (including undistributed net investment
income of $109,075 and $9,471, respectively)	$65,086,668	$65,477,507

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Core Plus Bond Fund
	Period Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006
OPERATIONS:
Net investment income	$1,505,803	$1,758,723
Net realized gain (loss) on investments	61,308	(55,454)
Change in unrealized appreciation/depreciation on investments	(857,648)	405,659
Net increase in net assets resulting from operations	709,463	2,108,928

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,411,216	35,731,850
Shares issued to holders in reinvestment of dividends	1,401,626	1,429,836
Cost of shares redeemed	(2,353,051)	(18,311,499)
Other capital contributions (Note 3)	531	71
Net increase in net assets resulting
from capital share transactions	8,460,322	18,850,258

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(1,459,054)	(1,727,098)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(9,928)	(15,311)

TOTAL INCREASE IN NET ASSETS	7,700,803	19,216,777

NET ASSETS:
Beginning of period	51,839,945	32,623,168
End of period (including undistributed net investment
income of $70,324 and $33,503, respectively)	$59,540,748	$51,839,945

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Short-Term Bond Fund
	Period Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006
OPERATIONS:
Net investment income	$3,900,021	$5,655,808
Net realized loss on investments	(79,811)	(247,795)
Change in unrealized appreciation/depreciation on investments	(423,817)	518,820
Net increase in net assets resulting from operations	3,396,393	5,926,833

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	28,932,211	79,434,155
Shares issued to holders in reinvestment of dividends	3,713,065	5,464,609
Cost of shares redeemed	(12,386,052)	(33,715,361)
Net increase in net assets resulting
from capital share transactions	20,259,224	51,183,403

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(3,769,417)	(5,563,493)

TOTAL INCREASE IN NET ASSETS	19,886,200	51,546,743

NET ASSETS:
Beginning of period	148,604,711	97,057,968
End of period (including undistributed net investment
income of $208,989 and $78,385, respectively)	$168,490,911	$148,604,711

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005	2004		2003	2002
Per Share Data:
Net asset value, beginning of period	$10.52		$10.55	$10.83	$10.88		$10.86	$10.60
Income from investment operations:
Net investment income	0.27		0.51	0.46	0.47	(1)	0.49	0.56
Net realized and unrealized
gains (losses) on investments	(0.10)		(0.03)	(0.27)	(0.05)		0.14	0.27
Total from investment operations	0.17		0.48	0.19	0.42		0.63	0.83
Less distributions:
Dividends from net investment income	(0.26)		(0.51)	(0.47)	(0.47)		(0.49)	(0.56)
Distributions from net realized gains	—		—	—	(0.00	)(2)	(0.12)	(0.01)
Total distributions	(0.26)		(0.51)	(0.47)	(0.47)		(0.61)	(0.57)
Net asset value, end of period	$10.43		$10.52	$10.55	$10.83		$10.88	$10.86
Total return	1.56	%(3)	4.70%	1.77%	3.91%		5.89%	8.02%
Supplemental data and ratios:
Net assets, end of period	$323,665,311		$326,835,399	$231,800,807	$191,563,699		$149,836,855	$146,236,339
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%		0.30%	0.30%
Ratio of net investment income
to average net assets	5.14	%(4)	4.90%	4.34%	4.32%		4.39%	5.20%
Portfolio turnover rate(5)	24.1	%(3)	44.8%	42.1%	44.8%		64.4%	41.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005	2004		2003	2002
Per Share Data:
Net asset value, beginning of period	$10.85		$10.86	$11.13	$11.17		$11.13	$10.71
Income from investment operations:
Net investment income	0.26		0.50 (1)	0.45	0.45	(1)	0.48	0.54 (1)
Net realized and unrealized
gains (losses) on investments	(0.11)		(0.03)	(0.28)	(0.05)		0.14	0.27
Total from investment operations	0.15		0.47	0.17	0.40		0.62	0.81
Less distributions:
Dividends from net investment income	(0.25)		(0.48)	(0.44)	(0.44)		(0.46)	(0.38)
Distributions from net realized gains	—		—	—	(0.00	)(2)	(0.12)	(0.01)
Total distributions	(0.25)		(0.48)	(0.44)	(0.44)		(0.58)	(0.39)
Net asset value, end of period	$10.75		$10.85	$10.86	$11.13		$11.17	$11.13
Total return	1.39	%(3)	4.47%	1.56%	3.65%		5.61%	7.74%
Supplemental data and ratios:
Net assets, end of period	$638,330		$1,207,214	$2,829,659	$3,012,328		$1,321,648	$1,127,162
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%		0.55%	0.55%
Ratio of net investment income
to average net assets	4.89	%(4)	4.65%	4.09%	4.07%		4.14%	4.95%
Portfolio turnover rate(5)	24.1	%(3)	44.8%	42.1%	44.8%		64.4%	41.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005	2004	2003	2002
Per Share Data:
Net asset value, beginning of period	$10.51		$10.54		$10.74	$10.71	$10.69	$10.51
Income from investment operations:
Net investment income	0.27		0.52		0.49 (1)	0.49 (1)	0.56	0.62
Net realized and unrealized
gains (losses) on investments	(0.14)		(0.03)		(0.19)	0.07	0.20	0.23
Total from investment operations	0.13		0.49		0.30	0.56	0.76	0.85
Less distributions:
Dividends from net investment income	(0.26)		(0.52)		(0.49)	(0.50)	(0.56)	(0.62)
Distributions from net realized gains	—		(0.00	)(2)	(0.01)	(0.03)	(0.18)	(0.05)
Total distributions	(0.26)		(0.52)		(0.50)	(0.53)	(0.74)	(0.67)
Net asset value, end of period	$10.38		$10.51		$10.54	$10.74	$10.71	$10.69
Total return	1.25	%(3)	4.88%		2.85%	5.30%	7.19%	8.30%
Supplemental data and ratios:
Net assets, end of period	$504,559,013		$334,907,855		$227,132,399	$115,382,862	$91,550,534	$87,847,176
Ratio of expenses to average net assets	0.30	%(4)	0.30%		0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	5.34	%(4)	5.11%		4.56%	4.58%	4.85%	5.75%
Portfolio turnover rate(5)	21.5	%(3)	52.4%		46.0%	72.6%	106.7%	51.2%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005	2004	2003	2002
Per Share Data:
Net asset value, beginning of period	$10.73		$10.75		$10.95	$10.88	$10.84	$10.57
Income from investment operations:
Net investment income	0.26		0.50		0.47 (1)	0.48 (1)	0.55	0.60 (1)
Net realized and unrealized
gains (losses) on investments	(0.13)		(0.02)		(0.19)	0.07	0.19	0.23
Total from investment operations	0.13		0.48		0.28	0.55	0.74	0.83
Less distributions:
Dividends from net investment income	(0.25)		(0.50)		(0.47)	(0.45)	(0.52)	(0.51)
Distributions from net realized gains	—		(0.00	)(2)	(0.01)	(0.03)	(0.18)	(0.05)
Total distributions	(0.25)		(0.50)		(0.48)	(0.48)	(0.70)	(0.56)
Net asset value, end of period	$10.61		$10.73		$10.75	$10.95	$10.88	$10.84
Total return	1.20	%(3)	4.61%		2.54%	5.20%	6.95%	8.08%
Supplemental data and ratios:
Net assets, end of period	$2,599,622		$1,848,622		$1,289,926	$708,858	$719,844	$845,481
Ratio of expenses to average net assets	0.55	%(4)	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	5.09	%(4)	4.86%		4.31%	4.33%	4.60%	5.50%
Portfolio turnover rate(5)	21.5	%(3)	52.4%		46.0%	72.6%	106.7%	51.2%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005	2004	2003	2002
Per Share Data:
Net asset value, beginning of period	$10.55		$10.56	$10.81	$10.91	$10.86	$10.25
Income from investment operations:
Net investment income(1)	0.21		0.39	0.39	0.40	0.42	0.43
Net realized and unrealized
gains (losses) on investments	(0.18)		(0.01)	(0.25)	(0.11)	0.10	0.64
Total from investment operations	0.03		0.38	0.14	0.29	0.52	1.07
Less distributions:
Dividends from net investment income	(0.19)		(0.39)	(0.39)	(0.39)	(0.43)	(0.46)
Distributions from net realized gains	—		—	—	—	(0.04)	(0.00	)(2)
Total distributions	(0.19)		(0.39)	(0.39)	(0.39)	(0.47)	(0.46)
Net asset value, end of period	$10.39		$10.55	$10.56	$10.81	$10.91	$10.86
Total return	0.31	%(3)	3.69%	1.33%	2.69%	4.91%	10.72%
Supplemental data and ratios:
Net assets, end of period	$64,769,222		$64,932,629	$53,831,848	$36,889,211	$30,234,195	$31,221,508
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	3.95	%(4)	3.72%	3.64%	3.70%	3.88%	4.11%
Portfolio turnover rate(5)	1.5	%(3)	25.1%	13.7%	4.2%	17.7%	32.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005	2004	2003	2002
Per Share Data:
Net asset value, beginning of period	$10.75		$10.75	$10.99	$11.09	$11.02	$10.27
Income from investment operations:
Net investment income(1)	0.20		0.37	0.37	0.38	0.40	0.41
Net realized and unrealized
gains (losses) on investments	(0.18)		(0.01)	(0.25)	(0.12)	0.10	0.64
Total from investment operations	0.02		0.36	0.12	0.26	0.50	1.05
Less distributions:
Dividends from net investment income	(0.18)		(0.36)	(0.36)	(0.36)	(0.39)	(0.30)
Distributions from net realized gains	—		—	—	—	(0.04)	(0.00	)(2)
Total distributions	(0.18)		(0.36)	(0.36)	(0.36)	(0.43)	(0.30)
Net asset value, end of period	$10.59		$10.75	$10.75	$10.99	$11.09	$11.02
Total return	0.18	%(3)	3.44%	1.13%	2.40%	4.69%	10.46%
Supplemental data and ratios:
Net assets, end of period	$317,446		$544,878	$1,491,666	$4,611,766	$756,792	$706,207
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	3.70	%(4)	3.47%	3.39%	3.45%	3.63%	3.86%
Portfolio turnover rate(5)	1.5	%(3)	25.1%	13.7%	4.2%	17.7%	32.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005	2004	2003	2002
Per Share Data:
Net asset value, beginning of period	$10.16		$10.06	$10.38	$10.45	$10.45	$10.42
Income from investment operations:
Net investment income	0.27		0.55 (1)	0.51 (1)	0.54	0.56	0.62
Net realized and unrealized
gains (losses) on investments	(0.13)		0.09	(0.28)	0.10	0.36	0.07
Total from investment operations	0.14		0.64	0.23	0.64	0.92	0.69
Less distributions:
Dividends from net investment income	(0.27)		(0.54)	(0.54)	(0.53)	(0.56)	(0.62)
Distributions from net realized gains	—		—	(0.01)	(0.18)	(0.36)	(0.04)
Total distributions	(0.27)		(0.54)	(0.55)	(0.71)	(0.92)	(0.66)
Net asset value, end of period	$10.03		$10.16	$10.06	$10.38	$10.45	$10.45
Total return	1.35	%(2)	6.58%	2.23%	6.29%	8.94%	6.90%
Supplemental data and ratios:
Net assets, end of period	$58,888,002		$51,551,017	$32,173,459	$32,495,641	$42,709,634	$54,221,923
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	5.46	%(3)	5.49%	4.92%	4.85%	4.56%	6.03%
Portfolio turnover rate(4)	30.0	%(2)	62.0%	37.6%	52.5%	103.1%	66.8%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005	2004	2003	2002
Per Share Data:
Net asset value, beginning of period	$10.42		$10.30	$10.62	$10.67	$10.65	$10.49
Income from investment operations:
Net investment income	0.25		0.54 (1)	0.49 (1)	0.53	0.53 (1)	0.60 (1)
Net realized and unrealized
gains (losses) on investments	(0.12)		0.09	(0.29)	0.10	0.37	0.07
Total from investment operations	0.13		0.63	0.20	0.63	0.90	0.67
Less distributions:
Dividends from net investment income	(0.25)		(0.51)	(0.51)	(0.50)	(0.52)	(0.47)
Distributions from net realized gains	—		—	(0.01)	(0.18)	(0.36)	(0.04)
Total distributions	(0.25)		(0.51)	(0.52)	(0.68)	(0.88)	(0.51)
Net asset value, end of period	$10.30		$10.42	$10.30	$10.62	$10.67	$10.65
Total return	1.30	%(2)	6.34%	1.93%	6.09%	8.60%	6.58%
Supplemental data and ratios:
Net assets, end of period	$652,746		$288,928	$449,709	$125,847	$124,481	$296,026
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	5.21	%(3)	5.24%	4.67%	4.60%	4.31%	5.78%
Portfolio turnover rate(4)	30.0	%(2)	62.0%	37.6%	52.5%	103.1%	66.8%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Short-Term Bond Fund – Institutional Class
	Six Months
	Ended				August 31, 2004(1)
	June 30, 2007		Year Ended December 31,		through
	(Unaudited)		2006	2005	December 31, 2004
Per Share Data:
Net asset value, beginning of period	$9.81		$9.79	$9.93	$10.00
Income from investment operations:
Net investment income	0.24		0.43	0.33	0.08
Net realized and unrealized
gains (losses) on investments	(0.03)		0.02	(0.15)	(0.07)
Total from investment operations	0.21		0.45	0.18	0.01
Less distributions:
Dividends from net investment income	(0.23)		(0.43)	(0.32)	(0.08)
Net asset value, end of period	$9.79		$9.81	$9.79	$9.93
Total return	2.14	%(2)	4.65%	1.85%	0.10	%(2)
Supplemental data and ratios:
Net assets, end of period	$168,490,911		$148,604,711	$97,057,968	$31,973,000
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30	%(3)
Ratio of net investment income
to average net assets	4.92	%(3)	4.48%	3.52%	2.60	%(3)
Portfolio turnover rate	23.8	%(2)	41.1%	31.8%	16.7	%(2)

(1)	Commencement of operations.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

1.	ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund (each, a “Fund” and collectively, the “Funds”), five of the eight portfolios comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000.  The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor Class shares on March 30, 2001.  The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class shares on August 31, 2004.  The Institutional Class shares are not subject to a distribution and service (12b-1) fee, while the Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index.  The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index.  The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 1-3 Year Government/Credit Bond Index.  The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and three years.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation– Because market quotations for most debt securities are not readily available, debt securities are stated at fair value as furnished by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In certain limited instances, the Advisor may also determine the fair value of a debt security for up to two trading days using a constant spread methodology authorized by the Board.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management has determined that SFAS No. 157 will have no material impact on the Funds’ financial statements.

b)
Unregistered Securities– Four of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  These securities consist of securities issued pursuant to Rule 144A under the Securities Act of 1933, which are deemed to be liquid based on several factors.  The value of such securities for the Baird Intermediate Bond, Baird Aggregate Bond, Baird Core Plus Bond and Baird Short-Term Bond Funds were $15,767,926 (4.86% of net assets), $19,603,917 (3.87% of net assets), $2,143,297 (3.60% of net assets) and $7,024,530 (4.17% of net assets), respectively, at June 30, 2007.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

c)
Foreign Securities– The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include currency rate fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)
Federal Income Taxes– The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48),“Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has determined that FIN 48 had no material impact on the Funds’ financial statements.

e)
Allocation of Income and Expenses– Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)	Distributions to Shareholders– Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

g)
Use of Estimates– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Other– Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

method. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications– In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

3.	CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD INTERMEDIATE BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2007			June 30, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	3,819,189	$40,237,194	Shares sold	168,809	$1,830,874
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	700,483	7,365,153	reinvestment of dividends	2,114	22,937
Shares redeemed	(4,535,565)	(47,633,480)	Shares redeemed	(222,832)	(2,428,781)
Net decrease	(15,893)	$(31,133)	Net decrease	(51,909)	$(574,970)
Shares Outstanding:			Shares Outstanding:
Beginning of period	31,062,601		Beginning of period	111,284
End of period	31,046,708		End of period	59,375

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	10,666,486	$111,623,242	Shares sold	7,531	$81,500
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,136,626	11,873,363	reinvestment of dividends	5,495	59,100
Shares redeemed	(2,710,776)	(28,370,722)	Shares redeemed	(162,273)	(1,744,715)
Net increase	9,092,336	$95,125,883	Net decrease	(149,247)	$(1,604,115)
Shares Outstanding:			Shares Outstanding:
Beginning of period	21,970,265		Beginning of period	260,531
End of period	31,062,601		End of period	111,284

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD AGGREGATE BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2007			June 30, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	19,002,721	$199,548,080	Shares sold	119,258	$1,281,198
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	794,765	8,337,474	reinvestment of dividends	5,040	54,048
Shares redeemed	(3,068,786)	(32,126,923)	Shares redeemed	(51,483)	(551,737)
Net increase	16,728,700	$175,758,631	Net increase	72,815	$783,509
Shares Outstanding:			Shares Outstanding:
Beginning of period	31,878,802		Beginning of period	172,253
End of period	48,607,502		End of period	245,068

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	14,798,845	$154,503,654	Shares sold	91,604	$983,015
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,141,334	11,883,604	reinvestment of dividends	5,207	55,410
Shares redeemed	(5,615,794)	(58,350,968)	Shares redeemed	(44,506)	(471,602)
Net increase	10,324,385	$108,036,290	Net increase	52,305	$566,823
Shares Outstanding:			Shares Outstanding:
Beginning of period	21,554,417		Beginning of period	119,948
End of period	31,878,802		End of period	172,253

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2007			June 30, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	741,254	$7,804,180	Shares sold	1,399	$15,022
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	89,310	937,720	reinvestment of dividends	711	7,621
Shares redeemed	(748,935)	(7,879,374)	Shares redeemed	(22,789)	(244,725)
Other capital			Other capital
contributions(1)	—	2,555	contributions(1)	—	40
Net increase	81,629	$865,081	Net decrease	(20,679)	$(222,042)
Shares Outstanding:			Shares Outstanding:
Beginning of period	6,152,087		Beginning of period	50,663
End of period	6,233,716		End of period	29,984

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	3,475,609	$36,579,100	Shares sold	8,603	$93,068
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	191,986	2,016,861	reinvestment of dividends	2,354	25,191
Shares redeemed	(2,611,483)	(27,462,382)	Shares redeemed	(98,994)	(1,062,648)
Net increase	1,056,112	$11,133,579	Net decrease	(88,037)	$(944,389)
Shares Outstanding:			Shares Outstanding:
Beginning of period	5,095,975		Beginning of period	138,700
End of period	6,152,087		End of period	50,663
(1)	Voluntary reimbursement by Advisor of fees associated with the Fund’s investments in other investment companies.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD CORE PLUS BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2007			June 30, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	877,829	$8,957,172	Shares sold	43,595	$454,044
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	137,404	1,393,534	reinvestment of dividends	778	8,092
Shares redeemed	(221,971)	(2,261,782)	Shares redeemed	(8,736)	(91,269)
Other capital			Other capital
contributions(1)	—	526	contributions(1)	—	5
Net increase	793,262	$8,089,450	Net increase	35,637	$370,872
Shares Outstanding:			Shares Outstanding:
Beginning of period	5,075,175		Beginning of period	27,724
End of period	5,868,437		End of period	63,361

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	3,548,621	$35,649,048	Shares sold	8,089	$82,802
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	141,751	1,416,531	reinvestment of dividends	1,301	13,305
Shares redeemed	(1,814,933)	(18,051,110)	Shares redeemed	(25,330)	(260,389)
Other capital			Other capital
contributions(2)	—	71	contributions(2)	—	0 (3)
Net increase	1,875,439	$19,014,540	Net decrease	(15,940)	$(164,282)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,199,736		Beginning of period	43,664
End of period	5,075,175		End of period	27,724

(1)	Voluntary reimbursement by Advisor of fees associated with the Fund’s investments in other investment companies.
(2)	Reimbursement for NAV Break.
(3)	Amount is less than $1.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD SHORT-TERM BOND FUND

	Six Months Ended			Year Ended
	June 30, 2007			December 31, 2006
Institutional Class Shares	Shares	Amount	Institutional Class Shares	Shares	Amount
Shares sold	2,943,265	$28,932,211	Shares sold	8,124,186	$79,434,155
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	378,446	3,713,065	reinvestment of dividends	559,203	5,464,609
Shares redeemed	(1,260,168)	(12,386,052)	Shares redeemed	(3,449,049)	(33,715,361)
Net increase	2,061,543	$20,259,224	Net increase	5,234,340	$51,183,403
Shares Outstanding:			Shares Outstanding:
Beginning of period	15,147,163		Beginning of period	9,912,823
End of period	17,208,706		End of period	15,147,163

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$41,462,122	$79,461,097	$—	$5,301,655	$9,048,729
Other	$33,475,063	$162,142,438	$1,781,236	$17,948,644	$31,747,302
Sales:
U.S. Government	$52,888,242	$33,458,705	$—	$9,213,271	$12,689,766
Other	$35,194,044	$50,941,813	$969,760	$6,686,929	$20,291,513

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

At December 31, 2006, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

			Intermediate
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$352,890,822	$355,290,950	$64,184,619	$55,485,672	$162,277,229
Gross unrealized appreciation	$2,414,197	$3,195,824	$612,696	$733,192	$282,887
Gross unrealized depreciation	(3,173,709)	(3,304,445)	(495,225)	(614,191)	(769,628)
Net unrealized appreciation/depreciation	$(759,512)	$(108,621)	$117,471	$119,001	$(486,741)
Undistributed ordinary income	$207,297	$177,153	$9,471	$33,503	$78,385
Undistributed long-term capital gain	—	—	—	—	—
Total distributable earnings	$207,297	$177,153	$9,471	$33,503	$78,385
Other accumulated gains (losses)	$(3,136,565)	$(1,020,356)	$(336,718)	$(111,190)	$(356,847)
Total accumulated earnings (losses)	$(3,688,780)	$(951,824)	$(209,776)	$41,314	$(765,203)

On the Statements of Asset and Liabilities, the following adjustments were made for permanent tax adjustments:

	Undistributed Net	Accumulated Net	Paid In
	Investment Income (Loss)	Realized Gain (Loss)	Capital
Baird Intermediate Bond Fund	$78,450	$(78,450)	—
Baird Aggregate Bond Fund	$65,084	$(65,084)	—
Baird Intermediate Municipal Bond Fund	—	$(38,217)	$38,217
Baird Core Plus Bond Fund	$17,189	$(17,189)	—
Baird Short-Term Bond Fund	$(54,150)	$54,150	—

The permanent differences primarily relate to reclasses from paydown gains and losses from asset backed securities.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

The tax components of dividends paid during the periods shown below were as follows:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distributions	Distributions	Distributions	Distributions
Baird Intermediate Bond Fund	$8,361,690	$—	$13,585,132	$—
Baird Aggregate Bond Fund	$10,399,966	$—	$13,167,714	$121,173
Baird Intermediate Municipal Bond Fund	$—	$—	$—	$—
Baird Core Plus Bond Fund	$1,468,982	$—	$1,742,409	$—
Baird Short-Term Bond Fund	$3,769,417	$—	$5,563,493	$—

For the six months ended June 30, 2007 and the year ended December 31, 2006, distributions of $1,191,014 and $2,571,346, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2006, the Baird Intermediate Bond, Baird Aggregate Bond, Baird Intermediate Municipal Bond, Baird Core Plus Bond and Baird Short-Term Bond Funds elected to defer capital losses occurring between November 1, 2006 and December 31, 2006 in the amount of $6,343, $73,662, $94,149, $72,252 and $40,321, respectively.

At December 31, 2006, the Baird Intermediate Bond, Baird Aggregate Bond, Baird Intermediate Municipal Bond, Baird Core Plus Bond and Baird Short-Term Bond Funds had accumulated net realized capital loss carryovers of $3,130,445, $945,859, $242,569, $38,938 and $316,526, respectively.  With respect to Baird Intermediate Bond Fund, $485,569 of the capital loss carryovers expire in 2012, $938,114 expire in 2013 and $1,706,762 expire in 2014.  With respect to Baird Aggregate Bond Fund, $945,859 of the capital loss carryovers expire in 2014.  With respect to Baird Intermediate Municipal Bond Fund, $6,626 of the capital loss carryovers expire in 2012, $184,660 expire in 2013 and $51,283 expire in 2014.  With respect to Baird Core Plus Fund, $5,975 of the capital loss carryovers expire in 2013 and $32,963 expire in 2014.  With respect to Baird Short-Term Bond Fund, $8,150 of the capital loss carryovers expire in 2012, $59,190 expire in 2013 and $249,186 expire in 2014.  To the extent these Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, borrowing costs, commissions and other costs directly related to portfolio securities transactions, extraordinary or non-recurring expenses and fees under the 12b-1 plan.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for each of the Baird Intermediate Bond, Baird Aggregate Bond, Baird Intermediate Municipal Bond, Baird Core Plus Bond and Baird Short-Term Bond Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Baird is the distributor of the Funds pursuant to a distribution agreement.

6.	SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management, an affiliate of the Funds’ custodian, transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security, length of the loan and credit standing of the borrower.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand.

As of June 30, 2007, the Baird Intermediate Bond, Baird Aggregate Bond, Baird Core Plus Bond and Baird Short-Term Bond Funds had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian with the approval of the Advisor.  Although the cash collateral is generally invested in readily marketable, high quality, short-term obligations, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although this risk is mitigated by the collateral and by contract with the securities lending agent.

As of June 30, 2007, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Intermediate Bond Fund	$83,681,639	$85,409,679
Baird Aggregate Bond Fund	143,130,779	146,071,574
Baird Core Plus Bond Fund	15,075,719	15,379,028
Baird Short-Term Bond Fund	38,550,441	39,373,797

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

6.	SECURITIES LENDING (cont.)

Individual reinvested cash collateral jointly pooled with collateral received by other Baird Funds as of June 30, 2007 is as follows:

	Intermediate	Aggregate	Core Plus	Short-Term	Other
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Baird Funds	Total
Cantor Fitzgerald
Repurchase Agreement(1)	$13,527,427	$23,135,230	$2,435,774	$6,236,132	$4,665,437	$50,000,000

CS First Boston
Repurchase Agreement(2)	9,469,199	16,194,661	1,705,041	4,365,293	3,265,806	35,000,000

Morgan Stanley
Repurchase Agreement(3)	8,657,554	14,806,547	1,558,895	3,991,125	2,985,879	32,000,000

Bear Stearns
Repurchase Agreement(4)	6,763,714	11,567,615	1,217,886	3,118,067	2,332,718	25,000,000

Fenway Funding LLC
Discount Commercial Paper	4,328,776	7,403,273	779,448	1,995,563	1,492,940	16,000,000

Duke Funding LLC
Discount Commercial Paper	3,787,680	6,477,864	682,016	1,746,117	1,306,323	14,000,000

Antalis Funding
Discount Commercial Paper	3,563,124	6,093,819	641,583	1,642,598	1,228,876	13,170,000

Rams Funding LLC
Discount Commercial Paper	2,976,034	5,089,751	535,870	1,371,949	1,026,396	11,000,000

Valcour Bay Capital Co. LLC
Discount Commercial Paper	2,976,034	5,089,751	535,870	1,371,949	1,026,396	11,000,000

KKR Atlantic Funding Trust
Discount Commercial Paper	2,705,485	4,627,046	487,155	1,247,227	933,087	10,000,000

Laguna Discount
Commercial Paper	2,705,485	4,627,046	487,155	1,247,227	933,087	10,000,000

Lehman Brothers
Repurchase Agreement(5)	2,705,485	4,627,046	487,155	1,247,227	933,087	10,000,000

Ocala Funding LLC
Discount Commercial Paper	2,705,485	4,627,046	487,155	1,247,227	933,087	10,000,000

Sashsen Funding
Discount Commercial Paper	2,705,485	4,627,046	487,155	1,247,227	933,087	10,000,000

Concord Minutemen Capital
Company Interest Bearing
Commercial Paper	2,434,937	4,164,341	438,438	1,122,504	839,780	9,000,000

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

6.	SECURITIES LENDING (cont.)

	Intermediate	Aggregate	Core Plus	Short-Term	Other
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Baird Funds	Total
Morgan Stanley
Repurchase Agreement(6)	2,164,388	3,701,637	389,724	997,781	746,470	8,000,000

Park Granada LLC
Discount Commercial Paper	1,893,840	3,238,932	341,008	873,059	653,161	7,000,000

Thornburg Mortgage Capital
Discount Commercial Paper	1,893,840	3,238,932	341,008	873,059	653,161	7,000,000

Concord Minutemen Capital
Company Interest Bearing
Commercial Paper	1,352,743	2,313,523	243,578	623,613	466,543	5,000,000

Laguna ABS Ltd.
Discount Commercial Paper	1,352,743	2,313,523	243,578	623,613	466,543	5,000,000

KKR Atlantic Funding Trust
Discount Commercial Paper	1,082,194	1,850,818	194,862	498,891	373,235	4,000,000

Morgan Stanley
Repurchase Agreement(7)	1,082,194	1,850,818	194,862	498,891	373,235	4,000,000

Rams Funding LLC
Discount Commercial Paper	1,082,194	1,850,818	194,862	498,891	373,235	4,000,000

Valcour Bay Capital Co. LLC
Discount Commercial Paper	1,082,194	1,850,818	194,862	498,891	373,235	4,000,000

Merrill Lynch Premier
Institutional Fund	292,556	500,342	52,678	134,868	100,899	1,081,343

Federated Prime
Obligations Fund	118,889	203,331	21,410	54,808	41,002	439,440
	$85,409,679	$146,071,574	$15,379,028	$39,373,797	$29,456,705	$315,690,783

(1)	(Dated 06/29/07), 5.36%, Due 07/02/07 (Repurchase Proceeds $50,029,370), (Collateralized by Mortgage Backed Securities)
(2)	(Dated 06/29/07), 5.425%, Due 07/02/07 (Repurchase Proceeds $35,020,808), (Collateralized by Agency Mortgage Backed Securities)
(3)	(Dated 06/29/07), 5.44%, Due 07/02/07 (Repurchase Proceeds $32,019,077), (Collateralized by Mortgage Backed Securities)
(4)	(Dated 06/29/07), 5.50%, Due 07/02/07 (Repurchase Proceeds $25,015,068), (Collateralized by Mortgage Backed Securities)
(5)	(Dated 06/29/07), 5.49%, Due 07/02/07 (Repurchase Proceeds $10,006,016), (Collateralized by Corporate Bonds)
(6)	(Dated 06/29/07), 5.44%, Due 07/02/07 (Repurchase Proceeds $8,004,769), (Collateralized by Mortgage Backed Securities)
(7)	(Dated 06/29/07), 5.44%, Due 07/02/07 (Repurchase Proceeds $4,002,385), (Collateralized by Mortgage Backed Securities)

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

7.	LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1%.  During the period January 1, 2007 through June 30, 2007, the Baird Bond Funds did not draw upon the line of credit.

8.	DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate Baird for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class shares.  The Baird Intermediate Bond, Baird Aggregate Bond, Baird Intermediate Municipal Bond and Baird Core Plus Bond Funds incurred $1,565, $2,990, $578 and $476, respectively, in fees pursuant to the Plan during the six months ended June 30, 2007.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Semi-Annual Report - Baird Funds

June 30, 2007

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Fund

TABLE OF CONTENTS
Page
BAIRD LARGECAP FUND	1
BAIRD MIDCAP FUND	5
BAIRD SMALLCAP FUND	9
ADDITIONAL INFORMATION ON FUND EXPENSES	13
STATEMENTS OF ASSETS AND LIABILITIES	15
STATEMENTS OF OPERATIONS	16
STATEMENTS OF CHANGES IN NET ASSETS	17
FINANCIAL HIGHLIGHTS	20
NOTES TO THE FINANCIAL STATEMENTS	26
ADDITIONAL INFORMATION	36

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird LargeCap Fund

A June 30, 2007 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 1000® Growth Index is shown below.

Top 10 Holdings*

Praxair, Inc.	3.0%
ITT Industries, Inc.	2.8%
Cisco Systems, Inc.	2.8%
Emerson Electric Company	2.8%
Costco Wholesale Corporation	2.8%
Corning Incorporated	2.8%
Abbott Laboratories	2.8%
Illinois Tool Works, Inc.	2.8%
Johnson Controls, Inc.	2.7%
State Street Corporation	2.6%

Net Assets:	$29,740,828
Portfolio Turnover Rate:	41.1%	#
Number of Equity Holdings:	46

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.75%
INVESTOR CLASS:	1.00%	****

Equity Sector Analysis**

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2007.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of June 30, 2007, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2008.

****	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird LargeCap Fund

Average Annual Total Returns

For the Periods Ended June 30, 2007	One Year	Five Years	Since Inception(1)
Baird LargeCap Fund – Institutional Class Shares	12.53%	5.64%	-1.05%
Baird LargeCap Fund – Investor Class Shares	12.18%	5.33%	-1.32%
Russell 1000® Growth Index(2)	19.05%	9.28%	-3.75%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2007.
(2)
The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth rates.  The Russell 1000® Index consists of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index, which in turn is comprised of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund

Schedule of Investments June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS – 99.4%
Air Freight & Logistics – 1.6%
11,200	Expeditors International
	of Washington, Inc.	$462,560
Auto Components – 2.7%
6,970	Johnson Controls, Inc.	806,917
Biotechnology – 4.6%
9,726	Genentech, Inc.*	735,869
16,124	Gilead Sciences, Inc.*	625,127
		1,360,996
Capital Markets – 5.1%
7,295	Legg Mason, Inc.	717,682
11,512	State Street Corporation	787,421
		1,505,103
Chemicals – 5.5%
17,642	Ecolab, Inc.	753,313
12,484	Praxair, Inc.	898,723
		1,652,036
Commercial Banks – 2.0%
12,644	Marshall & Ilsley Corp.	602,234
Communications Equipment – 5.6%
30,153	Cisco Systems, Inc.*	839,761
32,430	Corning Incorporated*	828,587
		1,668,348
Computers & Peripherals – 3.9%
4,860	Apple Computer, Inc.*	593,114
19,877	Network Appliance, Inc.*	580,408
		1,173,522
Consumer Finance – 2.6%
9,727	Capital One Financial
	Corporation	762,986
Electrical Equipment – 4.6%
13,781	Agilent Technologies, Inc.*	529,742
17,841	Emerson Electric Company	834,959
		1,364,701
Energy Equipment & Services – 3.4%
7,140	Schlumberger Limited f	606,472
7,460	Weatherford
	International Ltd.* f	412,090
		1,018,562
Food & Staples Retailing – 7.9%
14,250	Costco Wholesale Corp.	833,910
22,531	Sysco Corporation	743,298
17,476	Walgreen Company	760,905
		2,338,113
Health Care Equipment & Supplies – 4.4%
7,275	Cytyc Corporation*	313,625
14,014	St Jude Medical, Inc.*	581,441
5,057	Zimmer Holdings, Inc.*	429,289
		1,324,355
Health Care Providers & Services – 2.2%
9,239	Cardinal Health, Inc.	652,643
Hotels Restaurants & Leisure – 1.3%
14,595	Starbucks Corporation*	382,973
IT Services – 5.6%
21,821	Iron Mountain
	Incorporated*	570,183
11,406	Paychex, Inc.	446,203
31,445	Western Union Company	654,999
		1,671,385
Machinery – 10.8%
10,213	Danaher Corporation	771,081
15,198	Illinois Tool Works, Inc.	823,580
12,350	ITT Industries, Inc.	843,258
12,322	Oshkosh Truck
	Corporation	775,300
		3,213,219
Multiline Retail – 4.2%
6,882	Kohl’s Corporation*	488,828
12,100	Target Corporation	769,560
		1,258,388

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS – 99.4% (cont.)
Oil & Gas – 1.2%
7,785	Southwestern Energy
	Company*	$346,433
Pharmaceuticals – 5.8%
15,406	Abbott Laboratories	824,991
7,460	Allergan, Inc.	429,994
8,186	Novartis AG – ADR f	458,989
		1,713,974
Semiconductor & Semiconductor Equipment – 2.4%
18,646	Texas Instruments
	Incorporated*	701,649
Software – 5.7%
13,476	Adobe Systems,
	Incorporated*	541,062
12,157	Electronic Arts Inc.*	575,269
19,617	Microsoft Corporation	578,113
		1,694,444
Specialty Retail – 4.2%
15,080	Best Buy Co, Inc.	703,784
23,343	Staples, Inc.	553,929
		1,257,713
Trading Companies & Distributors – 2.1%
15,236	Fastenal Company	637,779
	Total Common Stocks
	(Cost $24,982,295)	29,571,033
COLLATERAL POOL INVESTMENT
FOR SECURITIES ON LOAN – 34.0%
(Cost $10,095,119)
(Please Refer to Note 6)		10,095,119

Principal
Amount

SHORT-TERM INVESTMENTS – 0.6%
Money Market Fund – 0.6%
$175,680	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	175,680
	Total Short-Term
	Investments
	(Cost $175,680)	175,680
	Total Investments
	(Cost $35,253,094) –
	134.0%	39,841,832
	Liabilities in Excess of
	Other Assets – (34.0)%	(10,101,004)
	TOTAL NET
	ASSETS – 100.0%	$29,740,828

ADR – American Depository Receipt
*	Non-Income Producing
f	Foreign Security

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

A June 30, 2007 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings*

Cytyc Corporation	3.3%
Harsco Corporation	2.9%
Harris Corporation	2.8%
GameStop Corporation – Class A	2.7%
Tractor Supply Company	2.7%
Stericycle, Inc.	2.7%
Advance Auto Parts, Inc.	2.6%
Roper Industries, Inc.	2.6%
Gentex Corporation	2.5%
Joy Global Inc.	2.5%

Net Assets:	$40,018,215
Portfolio Turnover Rate:	35.2%	#
Number of Equity Holdings:	47

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.85%
INVESTOR CLASS:	1.10%	****

Equity Sector Analysis**

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2007.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of June 30, 2007, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2008.

****	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird MidCap Fund

Average Annual Total Returns

For the Periods Ended June 30, 2007	One Year	Five Years	Since Inception(1)
Baird MidCap Fund – Institutional Class Shares	13.56%	9.75%	4.82%
Baird MidCap Fund – Investor Class Shares	13.28%	9.47%	4.58%
Russell Midcap® Growth Index(2)	19.73%	15.45%	3.88%

(1)	For the period from December 29, 2000 (commencement of operations) through June 30, 2007.
(2)
The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth rates.  The Russell Midcap® Index consists of the 800 smallest companies in the Russell 1000® Index, which represent approximately 30% of the total market capitalization of the Russell 1000® Index.  The Russell 1000® Index consists of the largest companies in the Russell 3000® Index, which in turn is comprised of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund

Schedule of Investments June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS – 97.2%
Air Freight & Logistics – 1.1%
10,725	Expeditors International
	of Washington, Inc.	$442,943
Auto Components – 2.5%
51,347	Gentex Corporation	1,011,022
Biotechnology – 2.4%
12,149	Cephalon, Inc.*	976,658
Capital Markets – 1.8%
16,076	Eaton Vance Corporation	710,238
Commercial Banks – 8.6%
23,241	East West Bancorp, Inc.	903,610
16,895	Marshall & Ilsley
	Corporation	804,709
19,111	Wintrust Financial
	Corporation	838,017
11,747	Zions Bancorporation	903,462
		3,449,798
Commercial Services & Supplies – 3.9%
13,908	Brady Corporation –
	Class A	516,543
23,884	Stericycle, Inc.*	1,061,883
		1,578,426
Communications Equipment – 2.8%
20,785	Harris Corporation	1,133,822
Electrical Equipment – 4.8%
18,181	Roper Industries, Inc.	1,038,135
26,904	Trimble Navigation
	Limited*	866,309
		1,904,444
Energy Equipment & Services – 6.3%
13,184	Cameron International
	Corporation*	942,260
11,665	Oceaneering
	International, Inc.*	614,046
16,113	Smith International, Inc.	944,866
		2,501,172
Food & Staples Retailing – 3.2%
24,483	United Natural
	Foods, Inc.*	650,758
16,475	Whole Foods Market, Inc.	630,993
		1,281,751
Health Care Equipment & Supplies – 10.5%
31,029	Cytyc Corporation*	1,337,660
13,361	Gen-Probe, Incorporated*	807,272
13,747	Hologic, Inc.*	760,347
13,243	ResMed, Inc.*	546,406
17,926	Varian Medical
	Systems, Inc.*	762,034
		4,213,719
Health Care Technology – 1.5%
10,971	Cerner Corporation*	608,561
Hotels Restaurants & Leisure – 3.4%
24,927	The Cheesecake
	Factory Incorporated*	611,210
8,775	Chipotle Mexican
	Grill, Inc.*	748,332
		1,359,542
Internet Software & Services – 1.7%
13,835	Akamai Technologies, Inc.*	672,934
IT Services – 5.4%
6,979	Cognizant Technology
	Solutions Corporation*	524,053
23,652	Global Payments, Inc.	937,802
26,578	Iron Mountain
	Incorporated*	694,483
		2,156,338
Life Sciences Tools & Services – 3.6%
10,323	Covance Inc.*	707,745
19,131	Pharmaceutical Product
	Development, Inc.	732,143
		1,439,888
The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS – 97.2% (cont.)
Machinery – 7.8%
22,478	Harsco Corporation	$1,168,856
17,223	Joy Global Inc.	1,004,618
15,135	Oshkosh Truck
	Corporation	952,294
		3,125,768
Media – 1.9%
12,305	Lamar Advertising
	Co. – Class A	772,262
Office Electronics – 2.0%
20,579	Zebra Technologies
	Corporation – Class A*	797,230
Oil & Gas – 2.1%
19,197	Southwestern
	Energy Company*	854,267
Semiconductor & Semiconductor Equipment – 2.5%
26,591	Microchip Technology
	Incorporated	984,931
Software – 2.8%
30,318	Activision, Inc.*	566,037
12,713	NAVTEQ*	538,268
		1,104,305
Specialty Retail – 12.4%
25,656	Advance Auto Parts, Inc.	1,039,838
37,537	Chico’s FAS, Inc.*	913,651
14,254	Dick’s Sporting
	Goods, Inc.*	829,155
28,030	GameStop Corporation –
	Class A*	1,095,973
20,408	Tractor Supply Company*	1,062,236
		4,940,853
Trading Companies & Distributors – 2.2%
21,276	Fastenal Company	890,613
	Total Common Stocks
	(Cost $29,745,424)	38,911,485
COLLATERAL POOL INVESTMENT FOR SECURITIES ON LOAN – 48.4%
(Cost $19,361,586)
(Please Refer to Note 6)		19,361,586

Principal
Amount

SHORT-TERM INVESTMENTS – 6.0%
Money Market Funds – 6.0%
$1,601,632	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	1,601,632
796,870	Short-Term Investment
	Trust Prime Portfolio –
	AIM Fund	796,870
		2,398,502
	Total Short-Term
	Investments
	(Cost $2,398,502)	2,398,502
	Total Investments
	(Cost $51,505,512) –
	151.6%	60,671,573
	Liabilities in Excess of
	Other Assets – (51.6)%	(20,653,358)
	TOTAL NET
	ASSETS – 100.0%	$40,018,215

*	Non-Income Producing

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Fund

A June 30, 2007 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Growth Index is shown below.

Top 10 Holdings*

Illumina, Inc.	3.3%
Oceaneering International, Inc.	3.3%
DTS, Inc.	3.1%
Natus Medical Incorporated	3.0%
Tractor Supply Company	3.0%
Allscripts Healthcare Solutions, Inc.	3.0%
SRA International, Inc. – Class A	3.0%
LKQ Corporation	2.9%
Plexus Corp.	2.8%
Heartland Payment Systems, Inc.	2.7%

Net Assets:	$34,877,558
Portfolio Turnover Rate:	47.8%	#
Number of Equity Holdings:	44

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.95%
INVESTOR CLASS:	1.20%	****

Equity Sector Analysis**

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2007.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of June 30, 2007, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2008.

****	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird SmallCap Fund

Average Annual Total Returns

For the Periods Ended June 30, 2007	One Year	Since Inception(1)
Baird SmallCap Fund – Institutional Class Shares	5.60%	7.09%
Baird SmallCap Fund – Investor Class Shares	5.63%	6.92%
Russell 2000® Growth Index(2)	16.83%	11.76%

(1)	For the period from June 30, 2004 (commencement of operations) through June 30, 2007.
(2)
The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book and higher forecasted growth rates.  The Russell 2000® Index consists of the 2,000 smallest U.S. domiciled publicly-traded common stocks that are included in the Russell 3000® Index.  These common stocks represent approximately 10% of the U.S. equity market.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Fund

Schedule of Investments June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS – 99.1%
Airlines – 1.7%
24,696	SkyWest, Inc.	$588,506
Commercial Banks – 8.1%
23,942	Boston Private Financial
	Holdings, Inc.	643,322
24,694	Pinnacle Financial
	Partners, Inc.*	725,016
24,443	United Community
	Banks, Inc.	632,829
18,894	Wintrust Financial
	Corporation	828,502
		2,829,669
Commercial Services & Supplies – 6.6%
19,153	Brady Corporation –
	Class A	711,342
36,785	Marlin Business
	Services Corporation*	783,888
26,964	Mobile Mini, Inc.*	787,349
		2,282,579
Distributors – 2.9%
40,823	LKQ Corporation*	1,006,695
Diversified Financial Services – 2.7%
32,001	Heartland Payment
	Systems, Inc.*	938,589
Electronic Equipment & Instruments – 12.1%
31,744	Argon ST, Inc.*	736,778
34,232	Daktronics, Inc.	735,303
49,388	DTS, Inc.*	1,075,177
42,832	Plexus Corp.*	984,708
21,975	ScanSource, Inc.*	702,980
		4,234,946
Energy Equipment & Services – 6.5%
9,070	Dawson Geophysical
	Company*	557,442
10,585	GulfMark Offshore, Inc.*	542,164
21,928	Oceaneering
	International, Inc.*	1,154,290
		2,253,896
Food & Staples Retailing – 2.4%
31,997	United Natural
	Foods, Inc.*	850,480
Health Care Equipment & Supplies – 5.5%
18,142	Kyphon Inc.*	873,537
66,011	Natus Medical
	Incorporated*	1,050,895
		1,924,432
Health Care Providers & Services – 14.2%
40,813	Allscripts Healthcare
	Solutions, Inc.*	1,039,915
29,729	Computer Programs
	& Systems, Inc.	921,004
19,149	HealthExtras, Inc.*	566,428
16,886	Healthways, Inc.*	799,890
37,549	Nighthawk Radiology
	Holdings, Inc.*	677,760
34,767	Providence Service
	Corporation*	928,974
		4,933,971
Hotels Restaurants & Leisure – 4.8%
11,588	Panera Bread
	Company – Class A*	533,743
14,617	PF Chang’s China
	Bistro, Inc.*	514,518
15,373	Red Robin Gourmet
	Burgers, Inc.*	620,608
		1,668,869
IT Services – 5.2%
27,967	Forrester Research, Inc.*	786,712

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Fund

Schedule of Investments June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS – 99.1% (cont.)
IT Services – 5.2% (cont.)
41,073	SRA International,
	Inc. – Class A*	$1,037,504
		1,824,216
Leisure Equipment & Products – 2.1%
18,146	RC2 Corporation*	726,021
Life Sciences Tools & Services – 3.3%
28,471	Illumina, Inc.*	1,155,638
Machinery – 4.6%
11,338	Bucyrus International,
	Inc. – Class A	802,504
22,391	ESCO Technologies, Inc.*	811,898
		1,614,402
Road & Rail – 1.6%
29,235	Knight
	Transportation, Inc.	566,574
Software – 5.5%
30,743	ANSYS, Inc.*	814,690
37,507	Cogent Inc.*	550,978
17,637	THQ Inc.*	538,281
		1,903,949
Specialty Retail – 5.0%
25,443	Hibbett Sporting
	Goods, Inc.*	696,629
20,156	Tractor Supply Company*	1,049,120
		1,745,749
Trading Companies & Distributors – 4.3%
23,683	Applied Industrial
	Technologies, Inc.	698,649
14,867	Watsco, Inc.	808,765
		1,507,414
	Total Common Stocks
	(Cost $28,645,212)	34,556,595

Principal
Amount

SHORT-TERM INVESTMENTS – 2.0%
Money Market Fund – 2.0%
$709,392	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	709,392
	Total Short-Term
	Investments
	(Cost $709,392)	709,392
	Total Investments
	(Cost $29,354,604) –
	101.1%	35,265,987
	Liabilities in Excess of
	Other Assets – (1.1)%	(388,429)
	TOTAL NET
	ASSETS – 100.0%	$34,877,558

*	Non-Income Producing

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2007 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U. S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/07 – 6/30/07).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During the Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2007 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2007

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	01/1/07	06/30/07	Period(1)	06/30/07	Period(1)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$1,062.10	$3.83	$1,021.08	$3.76
Investor Class	1.00%	$1,000.00	$1,060.00	$5.11	$1,019.84	$5.01
Baird MidCap Fund
Institutional Class	0.85%	$1,000.00	$1,132.90	$4.50	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$1,130.90	$5.81	$1,019.34	$5.51
Baird SmallCap Fund
Institutional Class	0.95%	$1,000.00	$1,014.10	$4.74	$1,020.08	$4.76
Investor Class	1.20%	$1,000.00	$1,015.00	$6.00	$1,018.84	$6.01

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities June 30, 2007 (Unaudited)

	Baird LargeCap	Baird MidCap	Baird SmallCap
	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $30,008,723;	$34,597,461	$50,613,312	$35,265,987
$41,447,251; and $29,354,604, respectively)
Repurchase agreements (cost $5,244,371;	5,244,371	10,058,261	—
$10,058,261; and $0, respectively)
Dividends receivable	13,897	4,181	3,028
Interest receivable	1,962	8,528	7,114
Receivable for investments sold	—	588,854	268,395
Receivable for fund shares sold	4,330	128	2,000
Other assets	15,340	13,028	18,744
Total assets	39,877,361	61,286,292	35,565,268
LIABILITIES:
Payable for collateral received for securities loaned	10,095,119	19,361,586	—
Payable to Advisor and Distributor	8,591	22,407	10,176
Payable for securities purchased	—	1,843,545	—
Payable for fund shares repurchased	—	122	621,647
Accrued expenses and other liabilities	32,823	40,417	55,887
Total liabilities	10,136,533	21,268,077	687,710
NET ASSETS	$29,740,828	$40,018,215	$34,877,558
NET ASSETS CONSIST OF:
Capital stock	$27,419,727	$28,653,884	$28,165,298
Accumulated undistributed net investment income	40,621	—	—
Accumulated net realized gain (loss) on investments sold	(2,308,258)	2,198,270	800,877
Net unrealized appreciation on investments	4,588,738	9,166,061	5,911,383
NET ASSETS	$29,740,828	$40,018,215	$34,877,558
INSTITUTIONAL CLASS SHARES
Net Assets	$28,765,921	$35,102,331	$34,545,151
Shares outstanding
($0.01 par value, unlimited shares authorized)	3,175,778	3,322,474	2,830,787
Net asset value, offering and redemption price per share	$9.06	$10.57	$12.20
INVESTOR CLASS SHARES
Net Assets	$974,907	$4,915,884	$332,407
Shares outstanding
($0.01 par value, unlimited shares authorized)	108,163	474,112	27,367
Net asset value, offering and redemption price per share	$9.01	$10.37	$12.15

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Six Months Ended June 30, 2007 (Unaudited)

	Baird LargeCap	Baird MidCap	Baird SmallCap
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld
of $1,637, $0, $0, respectively)	$125,080	$101,659	$94,336
Interest	19,522	32,257	67,694
Income from securities lending	3,488	10,281	15,130
Total investment income	148,090	144,197	177,160
EXPENSES:
Investment advisory fees	92,171	141,485	225,665
Administration fees	5,635	7,171	12,232
Shareholder servicing fees	8,588	8,697	40,984
Fund accounting fees	13,091	13,628	15,965
Professional fees	12,902	12,302	13,302
Federal and state registration	14,580	13,258	16,710
Directors fees	4,268	4,218	4,268
Custody fees	3,449	5,716	5,676
Reports to shareholders	1,634	4,833	6,177
Distribution fees – Investor Class Shares (Note 8)	1,316	5,672	5,978
Interest Expense (Note 7)	954	155	226
Miscellaneous expenses	869	1,930	2,227
Total expenses	159,457	219,065	349,410
Expense reimbursement by Advisor	(51,784)	(53,043)	(91,219)
Total expenses	107,673	166,022	258,191
NET INVESTMENT INCOME (LOSS)	40,417	(21,825)	(81,031)
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	453,813	2,915,255	709,436
Change in unrealized appreciation/depreciation
on investments	1,285,261	1,837,947	(877,644)
Net realized and unrealized gain (loss) on investments	1,739,074	4,753,202	(168,208)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,779,491	$4,731,377	$(249,239)

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird LargeCap Fund
	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006
OPERATIONS:
Net investment income	$40,417	$112,242
Net realized gain on investments	453,813	3,822,130
Change in unrealized appreciation/depreciation on investments	1,285,261	(3,222,372)
Net increase in net assets resulting from operations	1,779,491	712,000
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,302,047	8,900,784
Shares issued to holders in reinvestment of dividends	—	112,014
Cost of shares redeemed	(5,870,987)	(10,858,598)
Net decrease in net assets resulting from
capital share transactions	(568,940)	(1,845,800)
DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(110,900)
DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(1,174)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,210,551	(1,245,874)

NET ASSETS:
Beginning of period	28,530,277	29,776,151
End of period (including undistributed net investment income
of $40,621 and $203, respectively)	$29,740,828	$28,530,277

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird MidCap Fund
	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006
OPERATIONS:
Net investment loss	$(21,825)	$(134,222)
Net realized gain on investments	2,915,255	5,175,206
Change in unrealized appreciation/depreciation on investments	1,837,947	(5,482,914)
Net increase (decrease) in net assets resulting from operations	4,731,377	(441,930)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,543,768	27,770,122
Shares issued to holders in reinvestment of dividends	—	6,860,350
Cost of shares redeemed	(7,337,765)	(80,341,536)
Net decrease in net assets resulting from
capital share transactions	(1,793,997)	(45,711,064)
DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net realized gains	—	(5,953,538)
DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	—	(990,249)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,937,380	(53,096,781)

NET ASSETS:
Beginning of period	37,080,835	90,177,616
End of period	$40,018,215	$37,080,835

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird SmallCap Fund
	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006
OPERATIONS:
Net investment loss	$(81,031)	$(293,827)
Net realized gain on investments	709,436	1,686,398
Change in unrealized appreciation/depreciation on investments	(877,644)	2,986,275
Net increase (decrease) in net assets resulting from operations	(249,239)	4,378,846
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,005,260	36,379,202
Shares issued to holders in reinvestments of dividends	—	420,515
Cost of shares redeemed	(45,590,637)	(16,364,194)
Net increase (decrease) in net assets resulting from
capital share transactions	(36,585,377)	20,435,523
DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net realized gains	—	(425,164)
DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	—	(50,691)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,834,616)	24,338,514

NET ASSETS:
Beginning of period	71,712,174	47,373,660
End of period	$34,877,558	$71,712,174

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Institutional Class
	Six Months
	Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005	2004	2003	2002
Per Share Data:
Net asset value, beginning of period	$8.53		$8.33	$8.13	$7.78	$6.41	$8.63
Income from investment operations:
Net investment income	0.01		0.04	0.04 (1)	0.06 (1)	0.02	0.02
Net realized and unrealized
gains (losses) on investments	0.52		0.20	0.24	0.35	1.37	(2.22)
Total from investment operations	0.53		0.24	0.28	0.41	1.39	(2.20)
Less distributions:
Dividends from net investment income	—		(0.04)	(0.08)	(0.06)	(0.02)	(0.02)
Net asset value, end of period	$9.06		$8.53	$8.33	$8.13	$7.78	$6.41
Total return	6.21	%(2)	2.89%	3.39%	5.21%	21.75%	(25.53)%
Supplemental data and ratios:
Net assets, end of period	$28,765,921		$27,442,329	$27,375,626	$64,754,140	$59,743,783	$48,900,767
Ratio of expenses to average net assets	0.75	%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average
net assets (before waivers)	1.12	%(3)	1.12%	0.93%	0.93%	0.95%	0.95%
Ratio of net investment income
to average net assets	0.30	%(3)	0.44%	0.46%	0.72%	0.34%	0.23%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.07	)%(3)	0.07%	0.28%	0.54%	0.14%	0.03%
Portfolio turnover rate(4)	41.1	%(2)	63.9%	28.6%	23.2%	24.8%	16.2%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Investor Class
	Six Months
	Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005	2004	2003	2002
Per Share Data:
Net asset value, beginning of period	$8.50		$8.29	$8.09	$7.75	$6.40	$8.61
Income from investment operations:
Net investment income	0.00	(1)(2)	0.01	0.02 (1)	0.04 (1)	0.01	0.00	(2)
Net realized and unrealized
gains (losses) on investments	0.51		0.21	0.23	0.35	1.35	(2.21)
Total from investment operations	0.51		0.22	0.25	0.39	1.36	(2.21)
Less distributions:
Dividends from net investment income	—		(0.01)	(0.05)	(0.05)	(0.01)	(0.00	)(2)
Net asset value, end of period	$9.01		$8.50	$8.29	$8.09	$7.75	$6.40
Total return	6.00	%(3)	2.64%	3.15%	5.00%	21.20%	(25.65)%
Supplemental data and ratios:
Net assets, end of period	$974,907		$1,087,948	$2,400,525	$1,900,053	$634,160	$647,018
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average
net assets (before waivers)	1.37	%(4)	1.37%	1.18%	1.18%	1.20%	1.20%
Ratio of net investment income (loss)
to average net assets	0.05	%(4)	0.19%	0.21%	0.47%	0.09%	(0.02)%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.32	)%(4)	(0.18)%	0.03%	0.29%	(0.11)%	(0.22)%
Portfolio turnover rate(5)	41.1	%(3)	63.9%	28.6%	23.2%	24.8%	16.2%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Institutional Class
	Six Months
	Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003	2002
Per Share Data:
Net asset value, beginning of period	$9.33		$11.12		$10.91		$9.72		$7.66	$9.11
Income from investment operations:
Net investment loss	(0.00	)(2)	(0.02	)(1)	(0.02	)(1)	(0.04	)(1)	(0.07)	(0.07	)(1)
Net realized and unrealized
gains (losses) on investments	1.24		0.46		0.63		1.25		2.13	(1.38)
Total from investment operations	1.24		0.44		0.61		1.21		2.06	(1.45)
Less distributions:
Distributions from net realized gains	—		(2.23)		(0.40)		(0.02)		—	—
Net asset value, end of period	$10.57		$9.33		$11.12		$10.91		$9.72	$7.66
Total return	13.29	%(3)	3.93%		5.56%		12.44%		26.89%	(15.92)%
Supplemental data and ratios:
Net assets, end of period	$35,102,331		$32,057,214		$85,670,669		$86,476,869		$28,629,656	$20,864,264
Ratio of expenses to average net assets	0.85	%(4)	0.85%		0.85%		0.85%		1.20%	1.25%
Ratio of expenses to average
net assets (before waivers)	1.13	%(4)	1.01%		0.98%		1.05%		1.20%	1.39%
Ratio of net investment loss
to average net assets	(0.09	)%(4)	(0.17)%		(0.21)%		(0.43)%		(0.81)%	(0.84)%
Ratio of net investment loss
to average net assets (before waivers)	(0.37	)%(4)	(0.33)%		(0.34)%		(0.63)%		(0.81)%	(0.98)%
Portfolio turnover rate(5)	35.2	%(3)	78.6%		77.4%		77.9%		81.8%	55.4%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book to tax differences.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Investor Class
	Six Months
	Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005		2004		2003	2002
Per Share Data:
Net asset value, beginning of period	$9.17		$10.99	$10.82		$9.65		$7.63	$9.09
Income from investment operations:
Net investment loss	(0.02	)(2)	(0.04)	(0.05	)(1)	(0.07	)(1)	(0.09)	(0.09	)(1)
Net realized and unrealized
gains (losses) on investments	1.22		0.45	0.62		1.26		2.11	(1.37)
Total from investment operations	1.20		0.41	0.57		1.19		2.02	(1.46)
Less distributions:
Distributions from net realized gains	—		(2.23)	(0.40)		(0.02)		—	—
Net asset value, end of period	$10.37		$9.17	$10.99		$10.82		$9.65	$7.63
Total return	13.09	%(3)	3.73%	5.24%		12.32%		26.47%	(16.06)%
Supplemental data and ratios:
Net assets, end of period	$4,915,884		$5,023,621	$4,506,947		$3,944,857		$959,209	$801,703
Ratio of expenses to average net assets	1.10	%(4)	1.10%	1.10%		1.10%		1.45%	1.50%
Ratio of expenses to average
net assets (before waivers)	1.38	%(4)	1.26%	1.23%		1.30%		1.45%	1.64%
Ratio of net investment loss
to average net assets	(0.34	)%(4)	(0.42)%	(0.46)%		(0.68)%		(1.06)%	(1.09)%
Ratio of net investment loss
to average net assets (before waivers)	(0.62	)%(4)	(0.58)%	(0.59)%		(0.88)%		(1.06)%	(1.23)%
Portfolio turnover rate(5)	35.2	%(3)	78.6%	77.4%		77.9%		81.8%	55.4%
(1)	Calculated using average shares outstanding during the period.
(2)	Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book to tax differences.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird SmallCap Fund – Institutional Class
	Six Months
	Ended		Year Ended	Year Ended	June 30, 2004(1)
	June 30, 2007		December 31,	December 31,	through
	(Unaudited)		2006	2005	December 31, 2004
Per Share Data:
Net asset value, beginning of period	$12.03		$11.20	$10.84	$10.00
Income from investment operations:
Net investment loss(2)	(0.02)		(0.05)	(0.06)	(0.03)
Net realized and unrealized
gains on investments	0.19		0.96	0.42	0.87
Total from investment operations	0.17		0.91	0.36	0.84
Less distributions:
Distributions from net realized gains	—		(0.08)	—	—
Net asset value, end of period	$12.20		$12.03	$11.20	$10.84
Total return	1.41	%(3)	8.13%	3.32%	8.40	%(3)
Supplemental data and ratios:
Net assets, end of period	$34,545,151		$64,008,514	$45,010,093	$17,331,262
Ratio of expenses to average net assets	0.95	%(4)	0.95%	0.95%	0.95	%(4)
Ratio of expenses to average
net assets (before waivers)	1.29	%(4)	1.23%	1.31%	1.89	%(4)
Ratio of net investment loss
to average net assets	(0.28	)%(4)	(0.46)%	(0.57)%	(0.65	)%(4)
Ratio of net investment loss
to average net assets (before waivers)	(0.62	)%(4)	(0.74)%	(0.93)%	(1.59	)%(4)
Portfolio turnover rate(5)	47.8	%(3)	52.8%	56.4%	34.7	%(3)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird SmallCap Fund – Investor Class
	Six Months
	Ended		Year Ended	Year Ended	June 30, 2004(1)
	June 30, 2007		December 31,	December 31,	through
	(Unaudited)		2006	2005	December 31, 2004
Per Share Data:
Net asset value, beginning of period	$11.96		$11.16	$10.83	$10.00
Income from investment operations:
Net investment loss(2)	(0.03)		(0.08)	(0.09)	(0.05)
Net realized and unrealized
gains on investments	0.22		0.96	0.42	0.88
Total from investment operations	0.19		0.88	0.33	0.83
Less distributions:
Distributions from net realized gains	—		(0.08)	—	—
Net asset value, end of period	$12.15		$11.96	$11.16	$10.83
Total return	1.50	%(3)	7.89%	3.05%	8.30	%(3)
Supplemental data and ratios:
Net assets, end of period	$332,407		$7,703,660	$2,363,567	$68,184
Ratio of expenses to average net assets	1.20	%(4)	1.20%	1.20%	1.20	%(4)
Ratio of expenses to average
net assets (before waivers)	1.54	%(4)	1.48%	1.56%	2.14	%(4)
Ratio of net investment loss
to average net assets	(0.53	)%(4)	(0.71)%	(0.82)%	(0.90	)%(4)
Ratio of net investment loss
to average net assets (before waivers)	(0.87	)%(4)	(0.99)%	(1.18)%	(1.84	)%(4)
Portfolio turnover rate(5)	47.8	%(3)	52.8%	56.4%	34.7	%(3)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

1.	ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund, the Baird MidCap Fund and the Baird SmallCap Fund (each a “Fund” and collectively the “Funds”), three of the eight portfolios comprising the Corporation.  Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation.  The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Baird SmallCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on June 30, 2004. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies.  Dividend income is a secondary consideration.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird SmallCap Fund seeks long-term growth of capital through investments in equity securities of small-capitalization companies.

On June 30, 2007, one shareholder related to the Advisor held 46% of the Baird LargeCap Fund and 37% of the Baird SmallCap Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation– Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Because market quotations for most debt securities are not readily available, debt securities are stated at fair value as furnished by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as  market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management has determined that SFAS No. 157 will have no material impact on the Funds’ financial statements.

b)
Foreign Securities– Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

c)
Federal Income Taxes– The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48),“Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has determined that FIN 48 had no material impact on the Funds’ financial statements.

d)	Distributions to Shareholders– Dividends from net investment income are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

2.     SIGNIFICANT ACCOUNTING POLICIES (cont.)

e)
Allocation of Income and Expenses– Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)
Use of Estimates– The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)
Other– Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Guarantees and Indemnifications– In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

3.	CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD LARGECAP FUND

	Six Months Ended			Six Months Ended
	June 30, 2007			June 30, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	605,740	$5,240,468	Shares sold	7,111	$61,579
Shares redeemed	(647,058)	(5,633,317)	Shares redeemed	(26,966)	(237,670)
Net decrease	(41,318)	$(392,849)	Net decrease	(19,855)	$(176,091)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,217,096		Beginning of period	128,018
End of period	3,175,778		End of period	108,163

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

3.     CAPITAL SHARE TRANSACTIONS (cont.)

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	1,011,084	$8,494,502	Shares sold	48,746	$406,282
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	12,995	110,843	reinvestment of dividends	138	1,171
Shares redeemed	(1,094,378)	(9,118,187)	Shares redeemed	(210,595)	(1,740,411)
Net decrease	(70,299)	$(512,842)	Net decrease	(161,711)	$(1,332,958)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,287,395		Beginning of period	289,729
End of period	3,217,096		End of period	128,018

BAIRD MIDCAP FUND

	Six Months Ended			Six Months Ended
	June 30, 2007			June 30, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	334,244	$3,258,875	Shares sold	238,285	$2,284,893
Shares redeemed	(448,361)	(4,388,443)	Shares redeemed	(312,283)	(2,949,322)
Net decrease	(114,117)	$(1,129,568)	Net decrease	(73,998)	$(664,429)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,436,591		Beginning of period	548,110
End of period	3,322,474		End of period	474,112

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	2,109,560	$24,906,207	Shares sold	250,734	$2,863,915
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	625,975	5,870,101	reinvestment of dividends	107,988	990,249
Shares redeemed	(7,000,989)	(77,918,215)	Shares redeemed	(220,539)	(2,423,321)
Net decrease	(4,265,454)	$(47,141,907)	Net increase	138,183	$1,430,843
Shares Outstanding:			Shares Outstanding:
Beginning of period	7,702,045		Beginning of period	409,927
End of period	3,436,591		End of period	548,110

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

3.     CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD SMALLCAP FUND

	Six Months Ended			Six Months Ended
	June 30, 2007			June 30, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	635,006	$7,488,091	Shares sold	129,076	$1,517,169
Shares redeemed	(3,123,756)	(36,748,544)	Shares redeemed	(746,047)	(8,842,093)
Net decrease	(2,488,750)	$(29,260,453)	Net decrease	(616,971)	$(7,324,924)
Shares Outstanding:			Shares Outstanding:
Beginning of period	5,319,537		Beginning of period	644,338
End of period	2,830,787		End of period	27,367

	Year Ended			Year Ended
	December 31, 2006			December 31, 2006
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	2,601,055	$30,531,287	Shares sold	501,916	$5,847,915
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	30,717	369,831	reinvestment of dividends	4,238	50,684
Shares redeemed	(1,330,621)	(15,510,501)	Shares redeemed	(73,644)	(853,693)
Net increase	1,301,151	$15,390,617	Net increase	432,510	$5,044,906
Shares Outstanding:			Shares Outstanding:
Beginning of period	4,018,386		Beginning of period	211,828
End of period	5,319,537		End of period	644,338

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	LargeCap Fund	MidCap Fund	SmallCap Fund
Purchases:	$11,465,908	$11,116,290	$24,297,885
Sales:	$11,438,851	$14,230,275	$56,464,689

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

At December 31, 2006, accumulated earnings/losses on a tax basis were as follows:

	LargeCap	MidCap	SmallCap
	Fund	Fund	Fund
Cost of Investments	$26,810,528	$34,871,277	$73,693,370
Gross unrealized appreciation	$3,834,888	$8,153,894	$9,953,396
Gross unrealized depreciation	(591,998)	(1,740,551)	(3,222,596)
Net unrealized appreciation	$3,242,890	$6,413,343	$6,730,800
Undistributed ordinary income	$203	$—	$221,455
Undistributed long-term capital gain	—	219,611	12
Total distributable earnings	$203	$219,611	$221,467
Other accumulated losses	$(2,701,484)	$—	$(71,754)
Total accumulated earnings	$541,609	$6,632,954	$6,880,513

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2006, the Baird SmallCap Fund elected to defer capital losses occurring between November 1, 2006 and December 31, 2006 in the amount of $71,754.

At December 31, 2006, the Baird LargeCap Fund had accumulated net realized capital loss carryovers of $1,167,011 that expire in 2012 and $1,534,473 that expire in 2011.  To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryovers.  During the year ended December 31, 2006, the Baird LargeCap Fund utilized $3,842,197 in capital loss carryovers from previous years.  During the year ended December 31, 2006, the Baird SmallCap Fund utilized $545,967 in capital loss carryovers from previous years.

During the six months ended June 30, 2007, the Funds have not made any capital gain distributions or income dividends.

During the year ended December 31, 2006, the Funds paid the following dividends:

	Ordinary Income Dividends	Net Long-Term Capital Gains
Baird LargeCap Fund	$112,074	—
Baird MidCap Fund	355,507	$6,588,280
Baird SmallCap Fund	—	475,855

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund, 0.75% for the Baird MidCap Fund and 0.85% for the Baird SmallCap Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2007 and through April 30, 2008, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%
Baird SmallCap Fund	0.95%	1.20%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months
	Ended	Fiscal Period Ended December 31,
	June 30,
	2007	2006	2005	2004
Reimbursed / Absorbed Expenses Subject
to Recovery by Advisor Until:	2010	2009	2008	2007
Baird LargeCap Fund	$51,784	$98,794	$109,024	$114,127
Baird MidCap Fund	$53,043	$117,213	$129,774	$116,179
Baird SmallCap Fund	$91,219	$168,361	$104,335	$72,320

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund for the six months ended June 30, 2007.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

6.	SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management, an affiliate of the Funds’ custodian, transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security, length of the loan and credit standing of the borrower.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand.

As of June 30, 2007, the Baird LargeCap, Baird MidCap and Baird SmallCap Funds had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian with the approval of the Advisor.  Although the cash collateral is generally invested in readily marketable, high quality, short-term obligations, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although this risk is mitigated by the collateral and by contract with the securities lending agent.

As of June 30, 2007, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird LargeCap Fund	$9,679,534	$10,095,119
Baird MidCap Fund	18,616,479	19,361,586
Baird SmallCap Fund	—	—

Individual reinvested cash collateral jointly pooled with collateral received by other Baird Funds as of June 30, 2007 is as follows:

	LargeCap	MidCap	SmallCap	Other
	Fund	Fund	Fund	Baird Funds	Total
Cantor Fitzgerald
Repurchase Agreement(1)	$1,598,894	$3,066,543	$—	$45,334,563	$50,000,000

CS First Boston
Repurchase Agreement(2)	1,119,226	2,146,580	—	31,734,194	35,000,000

Morgan Stanley
Repurchase Agreement(3)	1,023,291	1,962,588	—	29,014,121	32,000,000

Bear Stearns
Repurchase Agreement(4)	799,447	1,533,271	—	22,667,282	25,000,000

Fenway Funding LLC
Discount Commercial Paper	511,646	981,294	—	14,507,060	16,000,000

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

6.	SECURITIES LENDING (cont.)

	LargeCap	MidCap	SmallCap	Other
	Fund	Fund	Fund	Baird Funds	Total
Duke Funding LLC
Discount Commercial Paper	447,691	858,632	—	12,693,677	14,000,000

Antalis Funding
Discount Commercial Paper	421,149	807,727	—	11,941,124	13,170,000

Rams Funding LLC
Discount Commercial Paper	351,757	674,639	—	9,973,604	11,000,000

Valcour Bay Capital Co. LLC
Discount Commercial Paper	351,757	674,639	—	9,973,604	11,000,000

KKR Atlantic Funding Trust
Discount Commercial Paper	319,778	613,309	—	9,066,913	10,000,000

Laguna Discount Commercial Paper	319,778	613,309	—	9,066,913	10,000,000

Lehman Brothers
Repurchase Agreement(5)	319,778	613,309	—	9,066,913	10,000,000

Ocala Funding LLC
Discount Commercial Paper	319,778	613,309	—	9,066,913	10,000,000

Sashsen Funding
Discount Commercial Paper	319,778	613,309	—	9,066,913	10,000,000

Concord Minutemen
Capital Company Interest
Bearing Commercial Paper	287,802	551,978	—	8,160,220	9,000,000

Morgan Stanley
Repurchase Agreement(6)	255,823	490,647	—	7,253,530	8,000,000

Park Granada LLC
Discount Commercial Paper	223,845	429,316	—	6,346,839	7,000,000

Thornburg Mortgage Capital
Discount Commercial Paper	223,845	429,316	—	6,346,839	7,000,000

Concord Minutemen
Capital Company Interest
Bearing Commercial Paper	159,889	306,654	—	4,533,457	5,000,000

Laguna ABS Ltd.
Discount Commercial Paper	159,889	306,654	—	4,533,457	5,000,000

KKR Atlantic Funding Trust
Discount Commercial Paper	127,912	245,323	—	3,626,765	4,000,000

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2007 (Unaudited)

6.	SECURITIES LENDING (cont.)

	LargeCap	MidCap	SmallCap	Other
	Fund	Fund	Fund	Baird Funds	Total
Morgan Stanley
Repurchase Agreement(7)	127,912	245,323	—	3,626,765	4,000,000

Rams Funding LLC
Discount Commercial Paper	127,912	245,323	—	3,626,765	4,000,000

Valcour Bay Capital Co. LLC
Discount Commercial Paper	127,912	245,323	—	3,626,765	4,000,000

Merrill Lynch Premier
Institutional Fund	34,579	66,320	—	980,444	1,081,343

Federated Prime
Obligations Fund	14,051	26,951	—	398,438	439,440
	$10,095,119	$19,361,586	$—	$286,234,078	$315,690,783

(1)	(Dated 06/29/07), 5.36%, Due 07/02/07 (Repurchase Proceeds $50,029,370), (Collateralized by Mortgage Backed Securities)
(2)	(Dated 06/29/07), 5.425%, Due 07/02/07 (Repurchase Proceeds $35,020,808), (Collateralized by Agency Mortgage Backed Securities)
(3)	(Dated 06/29/07), 5.44%, Due 07/02/07 (Repurchase Proceeds $32,019,077), (Collateralized by Mortgage Backed Securities)
(4)	(Dated 06/29/07), 5.50%, Due 07/02/07 (Repurchase Proceeds $25,015,068), (Collateralized by Mortgage Backed Securities)
(5)	(Dated 06/29/07), 5.49%, Due 07/02/07 (Repurchase Proceeds $10,006,016), (Collateralized by Corporate Bonds)
(6)	(Dated 06/29/07), 5.44%, Due 07/02/07 (Repurchase Proceeds $8,004,769), (Collateralized by Mortgage Backed Securities)
(7)	(Dated 06/29/07), 5.44%, Due 07/02/07 (Repurchase Proceeds $4,002,385), (Collateralized by Mortgage Backed Securities)

7.	LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 7.25% for the first six months of 2007).  For the six months ended June 30, 2007, the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund incurred $954, $155, and $226 in interest charges, respectively, on average daily loan balances of $26,182, $1,961 and $6,215, respectively.

8.	DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund incurred $1,316, $5,672 and $5,978, respectively, in fees pursuant to the Plan during the six months ended June 30, 2007.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Item 2. Code of Ethics.

Not applicable - only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable - only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable - only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time period.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable to semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:  /s/Mary Ellen Stanek
        Mary Ellen Stanek, President

Date:  August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/Mary Ellen Stanek
        Mary Ellen Stanek, President

Date:  August 28, 2007

By:  /s/Leonard M. Rush
        Leonard M. Rush, Treasurer

Date:  August 28, 2007